JPMMT2026-ABS-15G

Exhibit 99.13

Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	XXXX	305102250	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-04-24 07:56	2026-04-28 16:34	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Searches provided for borrower's LLC. - Due Diligence Vendor-04/28/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026 Open-OFAC Check Not Completed and/or Cleared for borrowers LLC business was not checked. - Due Diligence Vendor-04/24/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/27/2026	Resolved-Searches provided for borrower's LLC. - Due Diligence Vendor-04/28/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.395 Required is 0.8 Borrower has 1.395 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 732		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	8861804
XXXX	XXXX	305129654	D	A	D	A	A	A	A	A	Closed	FCRE0104	2026-05-06 08:45	2026-06-04 10:12	Resolved	1 - Information	C	A	Credit	Eligibility	Prepayment Penalty is not allowed	Resolved-PPP is accepted as is - Due Diligence Vendor-06/04/2026
																						Open-Prepayment Penalty is not allowed. Note must specifically include Choice of Law - Title 12, Subtitle 10 Credit Grantor provisions - permitted with no limits for the state of XXXX. Note either does not include any Choice of Law, another state as the Choice of Law, or is contracted under the Usury Laws (either explicitly or if Choice of Law is not stated) limited to 36 months from the date the loan is made and cannot exceed an amount equal to two months’ advance interest on the aggregate amount of all prepayments made in any 12-month period in excess of one-third of the amount of the original loan balance). - Due Diligence Vendor-05/06/2026		Resolved-PPP is accepted as is - Due Diligence Vendor-06/04/2026	Long term residence - Borrower has owned primary home since 6/29/2020 - 5 years 9 months Months Reserves exceed minimum required - We have 17.38 months of reserves remaining after 3 months were deducted.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9061411
XXXX	XXXX	305129654	D	A	D	A	A	A	A	A	Closed	FCRE0120	2026-05-05 12:41	2026-06-01 15:45	Resolved	1 - Information	C	A	Credit	Eligibility	PPP rider was not provided	Resolved-Prepayment terms and Choice noted within Note. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. this condition was already cleared with the attached. - Seller-05/29/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-05/06/2026 Open-PPP rider was not provided. Missing copy of the Prepayment Rider. - Due Diligence Vendor-05/05/2026	Ready for Review-Document Uploaded. this condition was already cleared with the attached. - Seller-05/29/2026	Resolved-Prepayment terms and Choice noted within Note. - Due Diligence Vendor-06/01/2026	Long term residence - Borrower has owned primary home since 6/29/2020 - 5 years 9 months Months Reserves exceed minimum required - We have 17.38 months of reserves remaining after 3 months were deducted.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9046985
XXXX	XXXX	305129654	D	A	D	A	A	A	A	A	Closed	FCRE0109	2026-05-05 12:41	2026-05-13 12:54	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Disclosure - Patriot Act Borrower Identification Form	Resolved-Received ID and Certification of Borrower Identity Verification. - Due Diligence Vendor-05/13/2026

Ready for Review-Document Uploaded. Supporting Documents - Buyer-05/12/2026

Counter-Please provide either photo ID or complete Patriot Act Disclosure. - Due Diligence Vendor-05/11/2026

Ready for Review-Document Uploaded. Supporting Document - Buyer-05/08/2026

Counter-Please provide either photo ID or complete Patriot Act Disclosure.  - Due Diligence Vendor-05/07/2026

Ready for Review-Document Uploaded. Supporting Document - Buyer-05/06/2026

																						Open-Missing Disclosure - Patriot Act Borrower Identification Form. Missing fully executed Patriot Act form or borrowers photo identification. (required). - Due Diligence Vendor-05/05/2026		Resolved-Received ID and Certification of Borrower Identity Verification. - Due Diligence Vendor-05/13/2026	Long term residence - Borrower has owned primary home since 6/29/2020 - 5 years 9 months Months Reserves exceed minimum required - We have 17.38 months of reserves remaining after 3 months were deducted.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9046984
XXXX	XXXX	305129654	D	A	D	A	A	A	A	A	Closed	FCRE0700	2026-05-05 12:25	2026-05-07 16:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Received final settlement statement - Due Diligence Vendor-05/07/2026 Ready for Review-Document Uploaded. Supporting Document - Seller-05/06/2026 Open-Closing Detail Statement Document is Missing and subject property is an Investment property. Missing fully executed final Alta Borrower's Settlement Statement - Due Diligence Vendor-05/05/2026	Ready for Review-Document Uploaded. Supporting Document - Seller-05/06/2026	Resolved-Received final settlement statement - Due Diligence Vendor-05/07/2026	Long term residence - Borrower has owned primary home since 6/29/2020 - 5 years 9 months Months Reserves exceed minimum required - We have 17.38 months of reserves remaining after 3 months were deducted.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9046562
XXXX	XXXX	305129654	D	A	D	A	A	A	A	A	Closed	FCOM1351	2026-05-05 11:59	2026-05-07 16:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-Received personal guaranty agreement - Due Diligence Vendor-05/07/2026 Ready for Review-Document Uploaded. Supporting Document - Seller-05/06/2026 Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Missing'. Missing fully executed Guaranty Agreement - Due Diligence Vendor-05/05/2026	Ready for Review-Document Uploaded. Supporting Document - Seller-05/06/2026	Resolved-Received personal guaranty agreement - Due Diligence Vendor-05/07/2026	Long term residence - Borrower has owned primary home since 6/29/2020 - 5 years 9 months Months Reserves exceed minimum required - We have 17.38 months of reserves remaining after 3 months were deducted.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9045952
XXXX	XXXX	305129654	D	A	D	A	A	A	A	A	Closed	FCOM1220	2026-05-05 08:42	2026-05-07 16:14	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-05/07/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-05/06/2026 Open-The Deed of Trust is Missing Missing Deed of Trust and any additional riders required. - Due Diligence Vendor-05/05/2026		Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-05/07/2026	Long term residence - Borrower has owned primary home since 6/29/2020 - 5 years 9 months Months Reserves exceed minimum required - We have 17.38 months of reserves remaining after 3 months were deducted.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9041141
XXXX	XXXX	305108485	C	B	C	B	A	A	C	A	Closed	FPRO1136	2026-05-08 15:06	2026-07-09 09:15	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Primary Value for Subject Property Appraisal is completed on an As-Is Basis, the 1004D Completion Report is fully or partially present, or Not Applicable - Due Diligence Vendor-07/07/2026 Ready for Review-Document Uploaded. final inspection - Buyer-07/02/2026 Open-Primary Value Subject Property Appraisal is not on an As-Is Basis and Completion Report (1004D) is not Present Completion certificate is required - Due Diligence Vendor-05/08/2026		Resolved-Primary Value for Subject Property Appraisal is completed on an As-Is Basis, the 1004D Completion Report is fully or partially present, or Not Applicable - Due Diligence Vendor-07/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 765 Months Reserves exceed minimum required - 117 months reserves verified, 3 months required		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9112366
XXXX	XXXX	305108485	C	B	C	B	A	A	C	A	Closed	FCRE1505	2026-05-08 15:10	2026-05-11 09:42	Waived	2 - Non-Material	C	B	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Waived-Client exception granted for tradeline requirements. Waiver applied to non-material finding. - Due Diligence Vendor-05/11/2026 Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Borrower does no meet minimum tradeline requirements-lender exception in file. - Due Diligence Vendor-05/08/2026		Waived-Client exception granted for tradeline requirements. Waiver applied to non-material finding. - Due Diligence Vendor-05/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 765 Months Reserves exceed minimum required - 117 months reserves verified, 3 months required	Reserves		ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Investor Post-Close	No	9112430
XXXX	XXXX	305129604	D	A	C	A	D	A	A	A	Closed	FCOM1544	2026-05-27 08:09	2026-05-29 10:25	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Upon further review, finding is resolved. Predatory Lending testing applied. - Due Diligence Vendor-05/29/2026 Open-*NEW* Missing Final Closing Disclosure Subject loan is located in XXXX and is subject to XXXX Predatory Lending testing. Provide a final CD with Loan Calculations (Total of Payments, Finance Charge, Amount Financed, APR and TIP) for proper testing. If using a HUD/ALTA Statement, providing final calculations separately is acceptable. - Due Diligence Vendor-05/28/2026		Resolved-Upon further review, finding is resolved. Predatory Lending testing applied. - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 785			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9394014
XXXX	XXXX	305129604	D	A	C	A	D	A	A	A	Closed	FCRE1198	2026-05-27 13:27	2026-05-28 16:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Final settlement stmt provided- Brw received cash back of $211,181.96. Cash out covers 3 month reserve requirement. - Due Diligence Vendor-05/28/2026 Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Provide final CD to provide proof of cash-out amount to cover 3 months reserves. Subject to additional conditions - Due Diligence Vendor-05/27/2026		Resolved-Final settlement stmt provided- Brw received cash back of $211,181.96. Cash out covers 3 month reserve requirement. - Due Diligence Vendor-05/28/2026	LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 785			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9402971
XXXX	XXXX	305129616	D	B	C	A	D	B	A	A	Closed	FCRE1440	2026-05-27 09:15	2026-06-01 14:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received property profile confirming previous primary sold and was free and clear at sale. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. title report to show property XXXX sold and recorded on 2/19/2026 the mortgage for this property was paid off in XXXX - Seller-05/28/2026 Open-Housing History Does Not Meet Guideline Requirements Provide most recent 12 month mortgage history for 1003 REO Property 3A that was sold and provide fully executed final CD showing if any liens were paid off with sale. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. title report to show property XXXX sold and recorded on XXXX the mortgage for this property was paid off in 2023 - Seller-05/28/2026	Resolved-Received property profile confirming previous primary sold and was free and clear at sale. - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Required is 80 Borrower has 18.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 805		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9395045
XXXX	XXXX	305129616	D	B	C	A	D	B	A	A	Closed	FCRE1506	2026-05-27 09:37	2026-06-01 14:07	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received property profile confirming previous primary sold and was free and clear. - Due Diligence Vendor-06/01/2026 Ready for Review-Document Uploaded. title report to show property XXXX sold and recorded on XXXX the mortgage for this property was paid off in XXXX - Seller-05/28/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Need most recent 12 month mortgage history for prior property sold and final CD to verify if there were liens paid at closing. - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. title report to show property XXXX sold and recorded on XXXX the mortgage for this property was paid off in XXXX - Seller-05/28/2026	Resolved-Received property profile confirming previous primary sold and was free and clear. - Due Diligence Vendor-06/01/2026	LTV is less than guideline maximum - Required is 80 Borrower has 18.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 805		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9395521
XXXX	XXXX	305129616	D	B	C	A	D	B	A	A	Closed	FCOM1231	2026-05-26 11:09	2026-05-29 14:27	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Received Initial 1003. Finding Resolved. - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. initial 1003 - Seller-05/28/2026 Open-The Initial 1003 is Missing Please provide the Initial 1003. - Due Diligence Vendor-05/26/2026	Ready for Review-Document Uploaded. initial 1003 - Seller-05/28/2026	Resolved-Received Initial 1003. Finding Resolved. - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 18.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 805		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9372390
XXXX	XXXX	305129616	D	B	C	A	D	B	A	A	Closed	FCRE1206	2026-05-27 09:17	2026-05-29 12:45	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Updated fraud report provided with all parties listed - Due Diligence Vendor-05/29/2026 Ready for Review-Document Uploaded. Fraud report to show all parties are clear for OFAC - Seller-05/29/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing OFAC check on Settlement Company, Settlement Agency, Settlement Attorney, Borrower's spouse (who gave gift). - Due Diligence Vendor-05/27/2026	Ready for Review-Document Uploaded. Fraud report to show all parties are clear for OFAC - Seller-05/29/2026	Resolved-Updated fraud report provided with all parties listed - Due Diligence Vendor-05/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 18.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 805		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9395097
XXXX	XXXX	305129616	D	B	C	A	D	B	A	A	Closed	FCOM1301	2026-05-26 09:25	2026-05-26 09:25	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Home Loan Toolkit is Missing	Waived-The Home Loan Toolkit disclosure is missing. -----Client waiver applied to non-material Findings. - Due Diligence Vendor-05/26/2026		Waived-The Home Loan Toolkit disclosure is missing. -----Client waiver applied to non-material Findings. - Due Diligence Vendor-05/26/2026	LTV is less than guideline maximum - Required is 80 Borrower has 18.42 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 805			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Investor Post-Close	No	9369379
XXXX	XXXX	305129619	D	A	D	A	A	A	A	A	Closed	FCRE9996	2026-05-29 18:13	2026-07-02 11:04	Resolved	1 - Information	C	A	Credit	Eligibility	Condo does not meet requirements	Resolved-Received UW Attestation for non warrantable. Also XXXX states No more than 35% of the total units in the project may be 60 days or more past due on the payment of condominium/association fees. XXXX states 15% of special assessments - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded. Supporting Document - Seller-07/01/2026
Counter-Condo does not meets full review or limited review requirements. The condo is considered non-warrantable. Please provide a lenders' attestation. - Due Diligence Vendor-06/29/2026
Ready for Review-Document Uploaded. Supporting Document - Buyer-06/26/2026
Counter-Received duplicate documentation.  Condo questionnaire reflects 10 units 60 days delinquent representing 16.9%.  Does not meet agency Type Q eligibility.  B4-2.2-01, Limited Review Process (04/02/2025)No more than 15% of the total number of units in the project are 60 days or more past due in the payment of each special assessment. - Due Diligence Vendor-06/05/2026
Ready for Review-Document Uploaded. Supporting Document - Buyer-06/03/2026
																						Open-Full review states that no more than 15% can be 60 days or more delinquent and per Condo questionnaire in file, we have 16%. - Due Diligence Vendor-05/29/2026	Ready for Review-Document Uploaded. Supporting Document - Seller-07/01/2026	Resolved-Received UW Attestation for non warrantable. Also XXXX states No more than 35% of the total units in the project may be 60 days or more past due on the payment of condominium/association fees. XXXX states 15% of special assessments - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	9463828
XXXX	XXXX	305129619	D	A	D	A	A	A	A	A	Closed	FCRE4104	2026-05-29 18:11	2026-06-29 10:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Resolved-Source of large deposit provided. - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/26/2026 Open-Provide sourcing for large deposit of $11,000 on XXXX into XXXX. - Due Diligence Vendor-05/29/2026		Resolved-Source of large deposit provided. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	9463823
XXXX	XXXX	305129619	D	A	D	A	A	A	A	A	Closed	FCRE0116	2026-05-29 17:52	2026-06-19 12:23	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Warrantability Documentation	Resolved-Received condo warranty attestation. - Due Diligence Vendor-06/19/2026 Ready for Review-Document Uploaded. condo Warranty - Buyer-06/17/2026 Open-Missing Warrantability Documentation. Provide UW attestation clearly stating whether the property is warrantable or non-warrantable condo. - Due Diligence Vendor-05/29/2026		Resolved-Received condo warranty attestation. - Due Diligence Vendor-06/19/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 LTV is less than guideline maximum - Required is 75 Borrower has 70 Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.75		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA	N/A	N/A	9463375
XXXX	XXXX	305129646	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-06-09 08:13	2026-06-12 11:51	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received correction to Notary page for year - Due Diligence Vendor-06/12/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/10/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/10/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. The notary date on the Deed of Trust reflects the year XXXX and should reflect XXXX. - Due Diligence Vendor-06/09/2026		Resolved-Received correction to Notary page for year - Due Diligence Vendor-06/12/2026	Months Reserves exceed minimum required - Reserves: 135 Min 3 (6.98 w/o net proceeds) Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 721		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9626626
XXXX	XXXX	305129646	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-03 11:17	2026-06-05 12:41	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received proof of rent payments. - Due Diligence Vendor-06/05/2026
Ready for Review-Document Uploaded. Supporting Document - Buyer-06/04/2026
																						Open-Housing History Does Not Meet Guideline Requirements Missing documentation which evidences borrower's most recent 12 months primary housing payment is current/satisfactory. Verification of Rent for address completed by an individual that does not match the transaction history of payee. Additionally, there is no supporting documentation as to the owner of the account the XXXX payments were made by. Other findings may apply. - Due Diligence Vendor-06/03/2026		Resolved-Received proof of rent payments. - Due Diligence Vendor-06/05/2026	Months Reserves exceed minimum required - Reserves: 135 Min 3 (6.98 w/o net proceeds) Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 721		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9534264
XXXX	XXXX	305129646	D	A	D	A	A	A	A	A	Closed	FCRE0043	2026-06-03 11:32	2026-06-05 12:34	Resolved	1 - Information	D	A	Credit	Missing Doc	DSCR Calculation Missing	Resolved-Received DSCR calculation - Due Diligence Vendor-06/05/2026 Ready for Review-Document Uploaded. Supporting Documents - Buyer-06/04/2026 Open-The DSCR Calculation from lender is Missing. Missing lender's DSCR Calculation Worksheet or 1008 showing calculation. - Due Diligence Vendor-06/03/2026		Resolved-Received DSCR calculation - Due Diligence Vendor-06/05/2026	Months Reserves exceed minimum required - Reserves: 135 Min 3 (6.98 w/o net proceeds) Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 721		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9534890
XXXX	XXXX	305129644	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305129623	D	A	D	A	B	A	A	A	Closed	FCRE1506	2026-06-04 07:59	2026-10-06 14:46	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received ability to repay disclosure - Due Diligence Vendor-06/05/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/04/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing fully executed by both borrowers Borrower Affirmation disclosure signed at closing. - Due Diligence Vendor-06/04/2026		Resolved-Received ability to repay disclosure - Due Diligence Vendor-06/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 65		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9552601
XXXX	XXXX	305129623	D	A	D	A	B	A	A	A	Closed	FCRE1503	2026-06-05 13:52	2026-10-06 14:46	Resolved	1 - Information	C	A	Credit	QM-ATR	ATR: The Lender did not document all ATR Factors	Resolved-Loan completed as Asset Utilization with no dti - Due Diligence Vendor-06/05/2026 Open-ATR: The Lender did not document all ATR Factors - Due Diligence Vendor-06/05/2026		Resolved-Loan completed as Asset Utilization with no dti - Due Diligence Vendor-06/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 65			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9586878
XXXX	XXXX	305129623	D	A	D	A	B	A	A	A	Closed	FCRE7806	2026-06-04 07:33	2026-06-16 14:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-The Borrower 1 Bank Statement Summary/Lender Worksheet is Present or Not Required - Due Diligence Vendor-06/05/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/04/2026 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing lenders income calculation worksheet for Asset Utilization no DTI. - Due Diligence Vendor-06/04/2026		Resolved-The Borrower 1 Bank Statement Summary/Lender Worksheet is Present or Not Required - Due Diligence Vendor-06/05/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 65		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9552246
XXXX	XXXX	305129623	D	A	D	A	B	A	A	A	Closed	FCOM5135	2026-06-03 10:45	2026-06-04 15:25	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Document Uploaded. Resolved by LOX from seller indicating no affiliates, uploaded to finding. - Due Diligence Vendor-06/04/2026		Resolved-Document Uploaded. Resolved by LOX from seller indicating no affiliates, uploaded to finding. - Due Diligence Vendor-06/04/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 65		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9528697
XXXX	XXXX	305129626	C	B	C	B	A	A	A	A	Closed	FCRE6777	2026-06-11 15:02	2026-06-15 13:54	Waived	2 - Non-Material	C	B	Credit	Eligibility	Acreage exceeds guidelines	Waived-Client waiver applied to non-material finding with compensating factors. Exception for excessive acreage. - Due Diligence Vendor-06/15/2026 Ready for Review-Document Uploaded. Exception request and approval - Buyer-06/15/2026 Open-Exception request provided, please provide the client approval to allow acreage at XXXX, property in XXXX. - Due Diligence Vendor-06/11/2026		Waived-Client waiver applied to non-material finding with compensating factors. Exception for excessive acreage. - Due Diligence Vendor-06/15/2026	LTV is less than guideline maximum - Required is 70 Borrower has 59.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 811	0x30x36 DSCR >1 811 fico, 680 required.	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Investor Post-Close	No	9699833
XXXX	XXXX	305129626	C	B	C	B	A	A	A	A	Closed	FCRE0140	2026-06-08 07:33	2026-06-12 13:36	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Client provided a waiver Exception for _>20 acres, use of cash out proceeds for reserves and use of XXXX report to2 document STR market rent., applied to non material finding with comp factors  - Due Diligence Vendor-06/12/2026
Ready for Review-Document Uploaded. Exception approval
 - Buyer-06/11/2026
Counter-Exception request provided, please provide the client approval.  - Due Diligence Vendor-06/10/2026
Ready for Review-Document Uploaded. There was an exception approved for this.
 - Buyer-06/09/2026
																						Open-DSCR loan does not meet program guidelines, Per Short-Term Market rent guidelines, the minimum occupancy rate must be >than 50% and subject has a 45% occupancy rate. - Due Diligence Vendor-06/08/2026		Waived-Client provided a waiver Exception for _XXXX, use of cash out proceeds for reserves and use of XXXX report to2 document STR market rent., applied to non material finding with comp factors - Due Diligence Vendor-06/12/2026	LTV is less than guideline maximum - Required is 70 Borrower has 59.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 811	Credit 50 pts above DSCR >1 Credit History 0x30x36	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Investor Post-Close	No	9601960
XXXX	XXXX	305129678	D	A	A	A	A	A	D	A	Closed	FPRO1242	2026-06-09 10:35	2026-06-26 10:25	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Per Client Rebuttal, 1st appraisal was deemed ineligible due to a number of major issues. The 2nd appraisal was ordered and much cleaner even though slightly less in value - Due Diligence Vendor-06/24/2026
Ready for Review-Document Uploaded. Rebuttal LOX - Buyer-06/23/2026
Counter-Received 2nd appraisal.  1. Appraiser to address Declining Market and decline percentage.  2.  Guideline require 5% reduction due to decline, resulting in ineligible LTV.  3. 2nd appraiser and company not included in Fraud Report. - Due Diligence Vendor-06/15/2026
Ready for Review-Document Uploaded. Appraisal
 - Buyer-06/12/2026
																						Open-Appraisal is Missing Appraisal#1 with value of XXXX prepared XXXX is missing. - Due Diligence Vendor-06/09/2026		Resolved-Per Client Rebuttal, 1st appraisal was deemed ineligible due to a number of major issues. The 2nd appraisal was ordered and much cleaner even though slightly less in value - Due Diligence Vendor-06/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 778 Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.9		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9628926
XXXX	XXXX	305145214	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-06-09 19:08	2026-08-10 14:27	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator waiver applied to non-material finding with compensating factors. Exception for less than a 12-month history on the borrower's primary residence. - Due Diligence Vendor-08/10/2026 Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with less than 12 months housing history verified. - Seller-08/08/2026 Open-Housing History Does Not Meet Guideline Requirements Provide most recent 12 months of the primary residence housing history. Less than 12 months was provided. - Due Diligence Vendor-06/09/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with less than 12 months housing history verified. - Seller-08/08/2026	Waived-Originator waiver applied to non-material finding with compensating factors. Exception for less than a 12-month history on the borrower's primary residence. - Due Diligence Vendor-08/10/2026	Months Reserves exceed minimum required - 25 months reserves; 0 months reserves required. DSCR % greater than 1.20 - DSCR 1.432 over 1.2	* DSCR is > 1.2 * 3+ months reserves > than min required	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	9642972
XXXX	XXXX	305129605	D	B	D	B	A	A	C	A	Closed	FCRE1506	2026-06-10 09:11	2026-06-18 12:25	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received gl section of eligible non arms length transaction, VOR + checks paid and loe. Renter purchasing from landlord is allowed with proof of cancelled checks proving timely payments. Verified appraisal reflects non arms length purchase with no seller concessions. - Due Diligence Vendor-06/18/2026
Ready for Review-Document Uploaded. LOX from borrower regarding no relationship with Seller
 - Buyer-06/17/2026
Counter-Provide LOX from borrower regarding relationship with Seller - Due Diligence Vendor-06/16/2026
Ready for Review-Document Uploaded. See attached Proc cert. These are also borrowers’ business checks (not cashier). We have a VOR in the file that account is satisfactory. - Buyer-06/15/2026
Counter-Pending outstanding findings  - Due Diligence Vendor-06/12/2026
Ready for Review-Document Uploaded. The borrower purchased the home he currently lives in. We have both a VOR from the LLC and cancelled checks/bank statements to support rent received from XXXX through XXXX - Seller-06/11/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Verify additional condo requirements and verify if property is a Non-Arm Length Transaction. - Due Diligence Vendor-06/10/2026	Ready for Review-Document Uploaded. The borrower purchased the home he currently lives in. We have both a VOR from the LLC and cancelled checks/bank statements to support rent received from XXXX through XXXX - Seller-06/11/2026	Resolved-Received gl section of eligible non arms length transaction, VOR + checks paid and loe. Renter purchasing from landlord is allowed with proof of cancelled checks proving timely payments. Verified appraisal reflects non arms length purchase with no seller concessions. - Due Diligence Vendor-06/18/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 2.56 LTV is less than guideline maximum - Required is 80 Borrower has 56.8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9652992
XXXX	XXXX	305129605	D	B	D	B	A	A	C	A	Closed	FCRE1248	2026-06-10 07:52	2026-06-18 12:21	Resolved	1 - Information	C	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program	Resolved-Received gl section of eligible non arms length transaction, VOR + checks paid and loe. Renter purchasing from landlord is allowed with proof of cancelled checks proving timely payments. Appraisal reflects non-arms length with no seller concessions. - Due Diligence Vendor-06/18/2026
Ready for Review-Document Uploaded. LOX from borrower regarding no relationship with Seller
 - Buyer-06/17/2026
Counter-Please provide LOX from borrower regarding relationship with seller. Original finding remains. If this is a non-arms length transaction Appraisal will needed to be updated. - Due Diligence Vendor-06/16/2026
Ready for Review-Document Uploaded. See attached Proc cert. These are also borrowers’ business checks (not cashier). We have a VOR in the file that account is satisfactory. - Buyer-06/15/2026
Counter-Received Cashier Checks, Account transaction history and Cashier Checks.  Cashier checks and Statement reflect Jan payment paid XXXX and XXXX payment paid XXXX, which would result a 1x60.  Finding remains.  - Due Diligence Vendor-06/12/2026
Ready for Review-Document Uploaded. The borrower purchased the home he currently lives in. We have both a VOR from the LLC and cancelled checks/bank statements to support rent received from May 2024 through April 2026 - Seller-06/11/2026
																						Open-Non-Arm's Length Transactions Not Allowed for Program Need addendum to sales contract fully executed addressing if property is a non-arm's length transaction. If this is not a Non-Arm's length transaction, appraisal must be updated to reflect this. - Due Diligence Vendor-06/10/2026	Ready for Review-Document Uploaded. The borrower purchased the home he currently lives in. We have both a VOR from the LLC and cancelled checks/bank statements to support rent received from XXXX through XXXX - Seller-06/11/2026	Resolved-Received gl section of eligible non arms length transaction, VOR + checks paid and loe. Renter purchasing from landlord is allowed with proof of cancelled checks proving timely payments. Appraisal reflects non-arms length with no seller concessions. - Due Diligence Vendor-06/18/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 2.56 LTV is less than guideline maximum - Required is 80 Borrower has 56.8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9651857
XXXX	XXXX	305129605	D	B	D	B	A	A	C	A	Closed	FPRO1245	2026-06-10 07:52	2026-06-12 13:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Appraisal is Expired	Resolved-Primary Value Appraisal is Expired Received Recert of Value. - Due Diligence Vendor-06/12/2026 Ready for Review-Document Uploaded. appraisal recert - Seller-06/11/2026 Open-Primary Value Appraisal is Expired Appraisal has expired as of XXXX. No Recert of Value or new appraisal has been provided. - Due Diligence Vendor-06/10/2026	Ready for Review-Document Uploaded. appraisal recert - Seller-06/11/2026	Resolved-Primary Value Appraisal is Expired Received Recert of Value. - Due Diligence Vendor-06/12/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 2.56 LTV is less than guideline maximum - Required is 80 Borrower has 56.8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9651858
XXXX	XXXX	305129605	D	B	D	B	A	A	C	A	Closed	FPRO1257	2026-06-10 07:52	2026-06-12 13:25	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received CU - Due Diligence Vendor-06/12/2026 Ready for Review-Document Uploaded. per guidelines, one UCDP with a score of 2.5 or lower is acceptable in lieu of a CDA - Seller-06/11/2026 Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. Lender did not provide any secondary valuation documentation to support value which is required. Appraisal has expired. - Due Diligence Vendor-06/10/2026	Ready for Review-Document Uploaded. per guidelines, one UCDP with a score of 2.5 or lower is acceptable in lieu of a CDA - Seller-06/11/2026	Resolved-Received CU - Due Diligence Vendor-06/12/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 2.56 LTV is less than guideline maximum - Required is 80 Borrower has 56.8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9651861
XXXX	XXXX	305129605	D	B	D	B	A	A	C	A	Closed	FCRE0108	2026-06-10 08:03	2026-06-10 17:21	Waived	2 - Non-Material	C	B	Credit	Insurance	Fidelity Coverage not met	Waived-Client exception granted, waiver applied with comp factors. - Due Diligence Vendor-06/10/2026 Open-Fidelity Coverage not met. Exception request for condo master policy doesn't cover property manager for crime. Property manager maintains their own crime policy. XXXX email in loan file. - Due Diligence Vendor-06/10/2026		Waived-Client exception granted, waiver applied with comp factors. - Due Diligence Vendor-06/10/2026	Qualifying DTI below maximum allowed - Required is 45 Borrower has 2.56 LTV is less than guideline maximum - Required is 80 Borrower has 56.8 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 757	FICO 20 pts or more above requirement Total Debt 10% or more under requirement Residual income $3K or more.		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Investor Post-Close	No	9651987
XXXX	XXXX	305232719	C	A	C	A	C	A	A	A	Closed	FCRE1159	2026-06-10 17:32	2026-06-16 08:34	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-PCCD provided, loan disbursed XXXX. Hazard policy is acceptable - Due Diligence Vendor-06/16/2026 Ready for Review-Document Uploaded. See attached PCCD - Seller-06/12/2026 Counter-Received rebuttal loan disbursed on XXXX. Please provide PCCD - Due Diligence Vendor-06/12/2026 Ready for Review-Document Uploaded. Loan disbursed on XXXX. Insurance effective before disbursement. - Seller-06/11/2026 Open-Hazard Insurance Effective Date of XXXX is after the Note Date of XXXX - Due Diligence Vendor-06/10/2026	Ready for Review-Document Uploaded. See attached PCCD - Seller-06/12/2026 Ready for Review-Document Uploaded. Loan disbursed on XXXX. Insurance effective before disbursement. - Seller-06/11/2026	Resolved-PCCD provided, loan disbursed XXXX. Hazard policy is acceptable - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 785 On time mortgage history exceeds guideline requirement - 0x30x65 Qualifying DTI below maximum allowed - Required is 55 Borrower has 47.87		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9672104
XXXX	XXXX	305232719	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-06-09 11:35	2026-06-16 07:24	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Rec'd disclosure tracking. - Due Diligence Vendor-06/11/2026
Ready for Review-Document Uploaded. Change in circumstance  - Seller-06/11/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----Missing valid COC for applicable increases. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-06/09/2026	Ready for Review-Document Uploaded. Change in circumstance - Seller-06/11/2026	Resolved-Rec'd disclosure tracking. - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 785 On time mortgage history exceeds guideline requirement - 0x30x65 Qualifying DTI below maximum allowed - Required is 55 Borrower has 47.87		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9630004
XXXX	XXXX	305232713	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305129637	C	B	C	B	A	A	A	A	Closed	FCRE8611	2026-06-12 13:14	2026-06-12 13:14	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income/Employment General	Waived-Client exception granted to allow less than six months seasoning on assets used for income Non-material waiver applied with comp factors. - Due Diligence Vendor-06/12/2026
Open-ust shy 6 months seasoning by about aweek at time of closingfor assets usedfor qualifyinginutilization. Fundsare non-retirement account from deceasedmothersestatetransferred to borrower in XXXX documents transfer from mothers estateto borrowersindividualname and havestatementsthrough XXXX. Low LTVof 33, 1Million+in reserves, excellenthousingpaymenthistory, Longterm homeownership 30
																						years, Additional employment income not used to qualify and a minimal credit user. - Due Diligence Vendor-06/12/2026		Waived-Client exception granted to allow less than six months seasoning on assets used for income Non-material waiver applied with comp factors. - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 752 LTV is less than guideline maximum - Required is 80 Borrower has 32.47	FICO - Credit history Reserves		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Investor Post-Close	No	9723141
XXXX	XXXX	305108535	D	A	D	A	A	A	A	A	Closed	FCRE1161	2026-06-15 16:52	2026-06-17 11:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Received Flood Certificate is fully present - Due Diligence Vendor-06/17/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/16/2026 Open-Missing Flood Certificate Missing required Flood Certification with Life of Loan span. Other findings may apply contingent on zone. - Due Diligence Vendor-06/15/2026		Resolved-Received Flood Certificate is fully present - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Reserves: 35 Min 3 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9754632
XXXX	XXXX	305108535	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-06-15 16:44	2026-06-17 11:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received Chain of Title and Title Document - Due Diligence Vendor-06/17/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/16/2026 Open-Title Document is missing Missing Title Commitment including but not limited to any and all departmental searches; other findings may apply chain of title - Due Diligence Vendor-06/15/2026		Resolved-Received Chain of Title and Title Document - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Reserves: 35 Min 3 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9754531
XXXX	XXXX	305108535	D	A	D	A	A	A	A	A	Closed	FCRE1151	2026-06-15 16:44	2026-06-17 11:00	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/17/2026 Ready for Review-Document Uploaded. Supporting Document - Buyer-06/16/2026 Open-Unsatisfactory Chain of Title provided. Missing required 24 Month Chain of Title - Due Diligence Vendor-06/15/2026		Resolved-Received Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Reserves: 35 Min 3 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9754530
XXXX	XXXX	305108535	D	A	D	A	A	A	A	A	Closed	FCRE0112	2026-06-15 17:07	2026-06-17 10:55	Resolved	1 - Information	C	A	Credit	Eligibility	Approval/Underwriting Summary Not Provided_3	Resolved-Received 1008/Underwriting Summary - Due Diligence Vendor-06/17/2026 Ready for Review-Document Uploaded. Supporting Document - Seller-06/16/2026 Open-Approval/Underwriting Summary Not Provided. Missing lender approval documents - Due Diligence Vendor-06/15/2026	Ready for Review-Document Uploaded. Supporting Document - Seller-06/16/2026	Resolved-Received 1008/Underwriting Summary - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Reserves: 35 Min 3 LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 730		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9754819
XXXX	XXXX	305129718	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-06-24 12:50	2026-07-14 09:25	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received 1008 and XXXX statement. - Due Diligence Vendor-07/14/2026 Ready for Review-Document Uploaded. XXXX account and updated 1008 - Buyer-07/13/2026 Open-**NEW** Per Gap Credit provided, Inquiry from XXXX for coborrower, account opened. Provide either Credit Supplement adding XXXX or provide most recent statement - Due Diligence Vendor-06/24/2026		Resolved-Received 1008 and XXXX statement. - Due Diligence Vendor-07/14/2026	Months Reserves exceed minimum required - Reserves: 27 Min 3 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income: $8,367.48 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 776		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9917128
XXXX	XXXX	305129718	D	A	D	A	A	A	A	A	Closed	FCRE5782	2026-06-16 20:25	2026-07-14 09:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-06/24/2026 Ready for Review-Document Uploaded. XXXX/gap report - Buyer-06/23/2026 Counter-Received copy of credit report. Please provide gap credit/UDM report - Due Diligence Vendor-06/22/2026 Ready for Review-Document Uploaded. credit report form XXXX - Buyer-06/18/2026 Open-Borrower 1 Gap Credit Report is Missing Missing required gap report / credit refresh obtained within 10 days prior to closing which encompasses both borrowers. - Due Diligence Vendor-06/17/2026		Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-06/24/2026	Months Reserves exceed minimum required - Reserves: 27 Min 3 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income: $8,367.48 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 776		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	9781639
XXXX	XXXX	305180443	C	B	C	A	A	A	C	B	Closed	FCRE8525	2026-06-23 14:36	2026-08-11 13:28	Waived	2 - Non-Material	C	B	Property	Appraisal	Two or more full valuation products not provided for loan amounts > $2 million	Waived-Originator provided a waiver for appraisal transferred at 92 days of age, applied to non material finding with comp factors - Due Diligence Vendor-08/11/2026
Ready for Review-Document Uploaded. Please see exception allowing the loan to close with an appraisal transferred after being 60 days aged - Seller-08/08/2026
Counter-Received proof of delivery, transfer letter and AIR Compliance.  Missing exception for transferred appraisal narrative over 60 days old at date of transfer meeting guideline 8.1.6 - Due Diligence Vendor-08/04/2026
Ready for Review-Document Uploaded. Regardless that the transferred appraisal was over 60 days at transfer the loan file contained 2 appraisals within 120 days at the COE. The XXXX dated XXXX was used to determine the LTV and qualify the borrower.
Attached is a copy of the air compliant and delivery of the transferred appraisal.  Given that the transferred appraisal was not used to qualify the delivery date should not be given any weight.
Please escalate with mgmt. Thank you
 - Seller-08/03/2026 XXXX transfer at 92 days> 60 days old at transfer  does not meet GL 8.1.6 as well as  other requirements for Transferred appraisals, Missing evidence that was ordered through AMD and AIR compliant, and evidence of borrower receiving copy within 3 business days of completion.   - Due Diligence Vendor-06/25/2026
Ready for Review-Document Uploaded. Both appraisals uploaded - 1st appraisal completed by XXXX - 2nd appraisal completed by XXXX  which was used to qualify.   - Seller-06/23/2026
Open-Two or more full valuation products were not provided.' - Due Diligence Vendor-06/23/2026	Ready for Review-Document Uploaded. Please see exception allowing the loan to close with an appraisal transferred after being 60 days aged - Seller-08/08/2026
 Ready for Review-Document Uploaded. Regardless that the transferred appraisal was over 60 days at transfer the loan file contained 2 appraisals within 120 days at the COE. The XXXXl dated XXXX was used to determine the LTV and qualify the borrower.
Attached is a copy of the air compliant and delivery of the transferred appraisal.  Given that the transferred appraisal was not used to qualify the delivery date should not be given any weight.
Please escalate with mgmt. Thank you
 - Seller-08/03/2026
 Ready for Review-Document Uploaded. Both appraisals uploaded - 1st appraisal completed by XXXX  - 2nd appraisal completed by XXXX which was used to qualify.   - Seller-06/23/2026
																								Waived-Originator provided a waiver for appraisal transferred at 92 days of age, applied to non material finding with comp factors - Due Diligence Vendor-08/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 778 which exceeds the minimum of 660 Required is 660 Borrower has 778 LTV is less than guideline maximum - LTV of 63.06% is below the maximum of 80% allowed per guidelines Required is 75 Borrower has 63.06	FICO is 20+ points >minimum required DSCR>1.2	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	9897130
XXXX	XXXX	305180443	C	B	C	A	A	A	C	B	Closed	FCRE7009	2026-06-23 10:38	2026-06-25 13:44	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received H06 - Due Diligence Vendor-06/25/2026 Ready for Review-Document Uploaded. see the attached policy that contains sufficient coverage. - Seller-06/23/2026 Open-Insufficient Coverage Amount for Insured Subject Property. - Due Diligence Vendor-06/23/2026	Ready for Review-Document Uploaded. see the attached policy that contains sufficient coverage. - Seller-06/23/2026	Resolved-Received H06 - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 778 which exceeds the minimum of 660 Required is 660 Borrower has 778 LTV is less than guideline maximum - LTV of 63.06% is below the maximum of 80% allowed per guidelines Required is 75 Borrower has 63.06		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	9889133
XXXX	XXXX	305180534	D	B	C	B	A	A	D	A	Closed	FCRE8338	2026-06-23 13:46	2026-06-29 13:24	Waived	2 - Non-Material	C	B	Credit	Eligibility	Cash To Borrower does not meet eligibility requirement(s)	Waived-Originator provided a waiver for received more cash back than allowed by program, applied to non material finding with comp factors - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. see the attached exception that allowed the cash out in excess of $500k - Seller-06/25/2026 Open-Lender Exception request to proceed w. cash in hand > $500K. Approval in loan file - Due Diligence Vendor-06/23/2026	Ready for Review-Document Uploaded. see the attached exception that allowed the cash out in excess of $500k - Seller-06/25/2026	Waived-Originator provided a waiver for received more cash back than allowed by program, applied to non material finding with comp factors - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 787 LTV is less than guideline maximum - Required is 75 Borrower has 70	1. Fico 60+ pts above min. 2. 0X30X24	XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	9895240
XXXX	XXXX	305180534	D	B	C	B	A	A	D	A	Closed	FPRO1253	2026-06-23 13:31	2026-06-29 12:58	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received a restricted appraisal report from XXXX. - Due Diligence Vendor-06/29/2026 Ready for Review-Document Uploaded. see the attached BPO - Seller-06/25/2026 Open-Additional valuation product has not been provided. Missing a Commercial Exterior Only Broker Price Opinion (BPO) based on the sales approach is required per Guides. - Due Diligence Vendor-06/23/2026	Ready for Review-Document Uploaded. see the attached BPO - Seller-06/25/2026	Resolved-Received a restricted appraisal report from XXXX. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 787 LTV is less than guideline maximum - Required is 75 Borrower has 70		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9894487
XXXX	XXXX	305180489	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-30 09:15	2026-07-28 15:25	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Supplemental report dated XXXX reflecting XXXX DLA XXXX 1 x30, 1 x 60 and 3 90+ max delinquency XXXX. GL allow 1x30x12. Delinquency >28 months ago is within guidelines. XXXX Statements reflecting next due XXXX, p 697 reflects May payment made XXXX is met. - Due Diligence Vendor-07/28/2026
Ready for Review- The credit report reflects the XXXX mortgage account ending in XXXX with the following delinquency history:

1 x 30 days past due
1 x 60 days past due
3 x 90 days past due

The account reflects a last reported payment date of XXXX, with the maximum delinquency reported as 120–149 days late in XXXX. Based on the credit reporting history, the reported late payments occurred prior to the last payment activity date and before the account returned to current status.

The exact months of delinquency are not provided on the credit report. We are requesting verification from XXXX to obtain the specific delinquency months, if available, to satisfy the TPR request.

However, the credit report already confirms the delinquency count, severity, creditor name, and maximum delinquency period. The account is currently reporting “As Agreed” with no outstanding past due balance. Therefore, the requested supplement is solely to obtain the specific months associated with the historical delinquencies and does not impact the current status of the account. - Seller-07/24/2026
Counter-Please provide Credit Supplement requesting late payment dates per Credit History of 1 x 30, 1 x 60 and 2 x 90 days past due on XXXX - Due Diligence Vendor-07/07/2026
Ready for Review-The finding states that the credit report is missing the “actual dates that the XXXX account was delinquent.”

The credit report provided for XXXX contains complete tradeline reporting as furnished by the credit repository, including:

Payment performance history reported by the creditor
Delinquency severity indicators (30/60/90-day status history)
Account status and reporting updates through the most recent cycle
Historical delinquency classification reflected in standard bureau format

Consumer credit bureaus (XXXX) do not report delinquency on a transaction-date basis. Specific “dates of delinquency occurrence” are not a standard or available data field within bureau reporting. Instead, delinquency is reported using standardized status indicators and aging buckets (e.g., 30/60/90 days past due).

Conclusion

The credit report contains all available and standard credit performance information required for underwriting evaluation. The requested “actual delinquency dates” are not part of credit bureau reporting structure and therefore are not applicable to the file.

Accordingly, this finding is based on a non-reportable data requirement and does not reflect a defect in the credit documentation provided at closing. - Seller-07/02/2026
Open-Housing History Does Not Meet Guideline Requirements Missing on the credit report the actual dates that the XXXX were delinquent. This is needed to confirm that the delinquencies meet guidelines. Upon receipt additional information maybe required. - Due Diligence Vendor-06/30/2026	Ready for Review- The credit report reflects the XXXX. mortgage account ending in XXXX with the following delinquency history:

1 x 30 days past due
1 x 60 days past due
3 x 90 days past due

The account reflects a last reported payment date of XXXX, with the maximum delinquency reported as 120–149 days late in XXXX. Based on the credit reporting history, the reported late payments occurred prior to the last payment activity date and before the account returned to current status.

The exact months of delinquency are not provided on the credit report. We are requesting verification from XXXX to obtain the specific delinquency months, if available, to satisfy the TPR request.

However, the credit report already confirms the delinquency count, severity, creditor name, and maximum delinquency period. The account is currently reporting “As Agreed” with no outstanding past due balance. Therefore, the requested supplement is solely to obtain the specific months associated with the historical delinquencies and does not impact the current status of the account. - Seller-07/24/2026
 Ready for Review-The finding states that the credit report is missing the “actual dates that the XXXX account was delinquent.”

The credit report provided for XXXX contains complete tradeline reporting as furnished by the credit repository, including:

Payment performance history reported by the creditor
Delinquency severity indicators (30/60/90-day status history)
Account status and reporting updates through the most recent cycle
Historical delinquency classification reflected in standard bureau format

Consumer credit bureaus (XXXX) do not report delinquency on a transaction-date basis. Specific “dates of delinquency occurrence” are not a standard or available data field within bureau reporting. Instead, delinquency is reported using standardized status indicators and aging buckets (e.g., 30/60/90 days past due).

Conclusion

The credit report contains all available and standard credit performance information required for underwriting evaluation. The requested “actual delinquency dates” are not part of credit bureau reporting structure and therefore are not applicable to the file.

Accordingly, this finding is based on a non-reportable data requirement and does not reflect a defect in the credit documentation provided at closing. - Seller-07/02/2026
																								Resolved-Received Supplemental report dated XXXX reflecting XXXX DLA 0XXXX 1 x30, 1 x 60 and 3 90+ max delinquency XXXX 120-49. GL allow 1x30x12. Delinquency >28 months ago is within guidelines. XXXX Statements reflecting next due XXXX with XXXX payment made XXXX, p 697 reflects XXXX payment made XXXX, HH for Note dated XXXX is met. - Due Diligence Vendor-07/28/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 723 Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.55		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	9999373
XXXX	XXXX	305180489	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-06-30 09:47	2026-07-16 14:32	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received Bank statements. - Due Diligence Vendor-07/16/2026 Ready for Review-Document Uploaded. - Seller-07/14/2026 Counter-Reviewed Operating agreement of XXXX that reflects borrower 100% owner however the XXXX asset did not get uploaded. Please provide most recent XXXX statement for XXXX per final 1003 - Due Diligence Vendor-07/07/2026 Ready for Review-Document Uploaded. Attached is the LLC Operating Agreement of XXXX and XXXX - XXXX - Seller-07/02/2026 Open-Audited Reserves of 3.16 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-06/30/2026	Ready for Review-Document Uploaded. - Seller-07/14/2026 Ready for Review-Document Uploaded. Attached is the LLC Operating Agreement of XXXX and XXXX - XXXX - Seller-07/02/2026	Resolved-Received Bank statements. - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 723 Required is 700 Borrower has 723 Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.55		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10000107
XXXX	XXXX	305232542	D	A	D	A	A	A	A	A	Closed	FCRE1204	2026-06-30 16:36	2026-07-08 10:18	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received OFAC confirming appraiser/appraisal company cleared. - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. Uploaded.. See OFAC Results. - Seller-07/07/2026 Counter-Received loan connect confirming cleared. Missing OFAC report reflecting as clear for appraiser. - Due Diligence Vendor-07/06/2026 Ready for Review-Document Uploaded. Uploaded. Fraud Report clear. - Seller-07/02/2026 Open-Fraud Report Shows Uncleared Alerts OFAC and SAM.GOV alerts not cleared for Appraiser - Due Diligence Vendor-06/30/2026	Ready for Review-Document Uploaded. Uploaded.. See OFAC Results. - Seller-07/07/2026 Ready for Review-Document Uploaded. Uploaded. Fraud Report clear. - Seller-07/02/2026	Resolved-Received OFAC confirming appraiser/appraisal company cleared. - Due Diligence Vendor-07/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 727 LTV is less than guideline maximum - Required is 80 Borrower has 30.43 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 10.26		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10009243
XXXX	XXXX	305232542	D	A	D	A	A	A	A	A	Closed	FCRE7806	2026-06-30 15:59	2026-07-06 13:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received business bank statement analysis. - Due Diligence Vendor-07/06/2026 Ready for Review-Document Uploaded. Uploaded. See 12 Months Bank Statement Income. - Seller-07/02/2026 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Provide a bank statement summary/worksheet to show how income was calculated. - Due Diligence Vendor-07/01/2026	Ready for Review-Document Uploaded. Uploaded. See 12 Months Bank Statement Income. - Seller-07/02/2026	Resolved-Received business bank statement analysis. - Due Diligence Vendor-07/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 727 LTV is less than guideline maximum - Required is 80 Borrower has 30.43 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 10.26		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10008675
XXXX	XXXX	305232543	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE1506	2026-07-07 11:19	2026-08-07 14:10	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-08/07/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-08/06/2026
Counter-Upon receipt of the credit supplement this condition can be cleared - Due Diligence Vendor-08/04/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-08/03/2026
Counter-Received a snip of the balance on XXXX reporting XXXX.  Review did not receive the corresponding report.  Credit refresh received is dated XXXX. Please provide full report reflecting $7,500 balance and payment of $105 - Due Diligence Vendor-07/31/2026
Ready for Review-Document Uploaded.  - Seller-07/30/2026
Counter-Pending validation of XXXX account reflecting on 1003 - Due Diligence Vendor-07/28/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-07/24/2026
Counter-Internal item.  Pending receipt of new revolving Synchrony account, VOR and 2nd lien payment history. - Due Diligence Vendor-07/15/2026
Ready for Review-Please elaborate condition?  - Seller-07/13/2026
																						Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending housing history and Gap credit reports. - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. Please see attached - Seller-08/06/2026 Ready for Review-Document Uploaded. Please see attached - Seller-08/03/2026 Ready for Review-Document Uploaded. - Seller-07/30/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/24/2026 Ready for Review-Please elaborate condition? - Seller-07/13/2026	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-08/07/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10096998
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE1440	2026-07-07 10:33	2026-08-07 14:08	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received credit supplement for 2nd lien - Due Diligence Vendor-07/28/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-07/24/2026
Counter-1003 and 1008 provided, however the finding is for Housing payment history.  Finding remains. - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-07/17/2026
Counter-Received lease and payments.  Missing acceptable confirmation of no 2x30 as payments reflect 2 returned.  VOR required.  Missing  1) The borrowers' second lien on the NOO property has a payment history from XXXX through XXXX; but missing full 12 month history as credit report only goes through 2/10/2025. Would need payments from XXXX through XXXX to complete the full 12 months. - Due Diligence Vendor-07/15/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-07/15/2026
Open-Housing History Does Not Meet Guideline Requirements 1) The borrowers' second lien on the NOO property has a payment history from 1/12/2026 through 6/10/2026; but missing full 12 month history as credit report only goes through XXXX. Would need payments from XXXX through XXXX to complete the full 12 months. 2) Missing VOR for primary departing.
																						- Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/24/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/17/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/15/2026	Resolved-Received credit supplement for 2nd lien - Due Diligence Vendor-07/28/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10095578
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE5782	2026-07-07 10:33	2026-08-07 14:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received credit refresh. - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. Soft pull attached - Seller-07/07/2026 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. Soft pull attached - Seller-07/07/2026	Resolved-Received credit refresh. - Due Diligence Vendor-07/08/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10095579
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE5783	2026-07-07 10:33	2026-08-07 14:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-Received credit refresh. - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. Soft pull attached - Seller-07/07/2026 Open-Borrower 2 Gap Credit Report is Missing - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. Soft pull attached - Seller-07/07/2026	Resolved-Received credit refresh. - Due Diligence Vendor-07/08/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10095580
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE1505	2026-07-07 10:36	2026-08-07 14:08	Resolved	1 - Information	C	A	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Resolved-Updated credit supplement provided. - Due Diligence Vendor-08/07/2026
Counter-Received a snip of the balance on XXXX reporting XXXX.  Review did not receive the corresponding report.  Credit refresh received is dated XXXX. Please provide full report reflecting $7,500 balance and payment of $105 - Due Diligence Vendor-07/31/2026
Ready for Review-Document Uploaded. It is not showing zero balance.. It is showing balance with the monthly payment. Please elaborate? - Seller-07/30/2026
Counter-Received credit supplement for a mortgage account.  Missing balance and payment validation for new XXXX account reflecting on final 1003 $375 payment. Credit refresh reflects new account with zero balance. - Due Diligence Vendor-07/28/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-07/24/2026
Counter-1003 and 1008 provided.  Please provide documentation to support the balance and payment for the XXXX account - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-07/17/2026
Counter-XXXX tradeline disputes is resolved and considered in qualifying no further documentation required.  Missing balance and payment validation for new XXXX account reflecting on final 1003 $375 payment.  Credit refresh reflects new account with zero balance.   - Due Diligence Vendor-07/15/2026
Ready for Review-please elaborate condition given  - Seller-07/13/2026
																						Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Missing the loan terms for the new XXXX account; XXXX credit supplement is required confirming no disputed account with zero balance is required. - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. It is not showing zero balance.. It is showing balance with the monthly payment. Please elaborate? - Seller-07/30/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/24/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/17/2026 Ready for Review-please elaborate condition given - Seller-07/13/2026	Resolved-Updated credit supplement provided. - Due Diligence Vendor-08/07/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10095666
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE1325	2026-07-07 10:13	2026-07-15 12:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received complete CTEC letter reflecting signature and credentials. - Due Diligence Vendor-07/15/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/15/2026 Open-Borrower 1 CPA Letter Missing The CPA letter in file is not signed by the tax preparer or have the license reflected. The license was verified in file. - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/15/2026	Resolved-Received complete CTEC letter reflecting signature and credentials. - Due Diligence Vendor-07/15/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10095069
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE1202	2026-07-07 10:40	2026-07-15 12:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Received management acknowledgement of fraud score - Due Diligence Vendor-07/15/2026 Ready for Review-Document Uploaded. Please see attached - Seller-07/13/2026 Open-Third Party Fraud Report Partially Provided Fraud Report Risk Score above 800 and missing Lender Mgt. Review and Approval by UW Manager. - Due Diligence Vendor-07/07/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/13/2026	Resolved-Received management acknowledgement of fraud score - Due Diligence Vendor-07/15/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10095758
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCRE9814	2026-07-07 12:21	2026-07-15 12:07	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Trust Agreement	Resolved-Upon further review, purchase contract supports individuals as noted as Trustees on vesting. - Due Diligence Vendor-07/15/2026 Ready for Review-Could you please waive this condition we only deal with the borrower and not the seller so we don't need the seller's trust document. - Seller-07/15/2026 Open-Missing the Trust Agreement for the Seller to confirm Signing Authority. - Due Diligence Vendor-07/07/2026	Ready for Review-Could you please waive this condition we only deal with the borrower and not the seller so we don't need the seller's trust document. - Seller-07/15/2026	Resolved-Upon further review, purchase contract supports individuals as noted as Trustees on vesting. - Due Diligence Vendor-07/15/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10098618
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	finding-3540	2026-07-06 15:00	2026-07-07 14:08	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received at closing. Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-07/07/2026
Ready for Review-Document Uploaded. CD in question was PCCD Please see attached correct PCCD  - Seller-07/07/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX Sequence 1 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-07/06/2026	Ready for Review-Document Uploaded. CD in question was PCCD Please see attached correct PCCD - Seller-07/07/2026	Resolved-Received at closing. Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-07/07/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10077263
XXXX	XXXX	305241207	D	B	D	A	C	B	A	A	Closed	FCOM5135	2026-07-06 13:57	2026-07-06 13:57	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/06/2026		Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/06/2026	Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 60.49 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 703 Guideline: Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 12.33			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	10076089
XXXX	XXXX	305214970	B	B	A	A	B	B	A	A	Closed	FCOM1267	2026-06-29 12:55	2026-06-29 12:55	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) ------Originator waiver applied to non-material findings - Due Diligence Vendor-06/29/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) ------Originator waiver applied to non-material findings - Due Diligence Vendor-06/29/2026	Verified employment history exceeds guidelines - Verified employment history exceeds guidelines – Employed 4+ Years – Minimum = 2 Years Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 722			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	9982236
XXXX	XXXX	305232541	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305182431	D	B	D	A	B	B	A	A	Closed	FCRE1202	2026-06-30 12:25	2026-07-16 12:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Received management acknowledgement of fraud report score. - Due Diligence Vendor-07/16/2026 Ready for Review-Document Uploaded. Please see the letter - Seller-07/14/2026 Open-Third Party Fraud Report Partially Provided. Risk Score above 800 – Lender Mgt. Review and Approval by UW Manager required. - Due Diligence Vendor-06/30/2026	Ready for Review-Document Uploaded. Please see the letter - Seller-07/14/2026	Resolved-Received management acknowledgement of fraud report score. - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 39.22		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10003935
XXXX	XXXX	305182431	D	B	D	A	B	B	A	A	Closed	FCOM5135	2026-06-29 12:31	2026-06-29 12:31	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing ------Originator waiver applied to non-material Findings - Due Diligence Vendor-06/29/2026		Waived-Required Affiliated Business Disclosure Missing ------Originator waiver applied to non-material Findings - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 738 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 39.22			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	9981756
XXXX	XXXX	305214972	C	A	C	A	A	A	A	A	Closed	FCRE0110	2026-07-06 10:54	2026-07-08 11:10	Resolved	1 - Information	C	A	Credit	Eligibility	Missing or incomplete documentation for Solar Panels	Resolved-Final Seller's Statement and Copy of Wire showing pay off to XXXX received. - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. Uploaded. See Final Statement, Pay off, Loan Agreement and Solar Proposal. - Seller-07/07/2026 Open-Missing or incomplete documentation for Solar Panels. Provide a copy of the solar contract and Subordination or UCC3 Addendum (if applicable) confirm whether leased or owned. Additional findings may apply. - Due Diligence Vendor-07/06/2026	Ready for Review-Document Uploaded. Uploaded. See Final Statement, Pay off, Loan Agreement and Solar Proposal. - Seller-07/07/2026	Resolved-Final Seller's Statement and Copy of Wire showing pay off to XXXX received. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.77 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 735		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10068729
XXXX	XXXX	305214972	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-07-06 10:57	2026-07-08 10:53	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC received showing clear for listing agent/seller. - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. Uploaded. See OFAC. - Seller-07/07/2026 Open-OFAC Check Not Completed and/or Cleared OFAC Check Not Completed and/or Cleared for the listing agent and the seller. All red alerts are to be cleared. - Due Diligence Vendor-07/06/2026	Ready for Review-Document Uploaded. Uploaded. See OFAC. - Seller-07/07/2026	Resolved-OFAC received showing clear for listing agent/seller. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.77 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 735		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10071207
XXXX	XXXX	305214972	C	A	C	A	A	A	A	A	Closed	FCRE1491	2026-07-06 08:35	2026-07-08 09:16	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-After further review, large deposit do not need to be sourced, per the guides. - Due Diligence Vendor-07/08/2026
																						Open-Asset Qualification Does Not Meet Guideline Requirements Large deposit noted into asset ending XXXX of $45,219.92. Guides section 11.1: Evaluating Large Deposits. The source of a large deposit does not need to be documented if the eligible assets on file are from U.S. banks or brokerage accounts, unless the deposits are clearly identified as originating from a financing firm or new loan proceeds. If the funds were a gift, follow guides section 11.3 Eligible Assets: Gifts of Funds: A signed gift letter from a donor who is either related to the borrower by blood, marriage, adoption or legal guardianship; or can document an established relationship with the borrower (domestic partner or future spouse). 100% Gift funds are allowed for closing costs, down payments and reserves - Due Diligence Vendor-07/06/2026		Resolved-After further review, large deposit do not need to be sourced, per the guides. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.77 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 735			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10061217
XXXX	XXXX	305232539	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305232540	D	B	D	A	B	B	A	A	Closed	FCRE5782	2026-07-02 08:56	2026-07-14 11:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received Gap report with no new inquiries since original credit report. - Due Diligence Vendor-07/14/2026 Ready for Review-Document Uploaded. Please see the gap report - Seller-07/10/2026 Open-Borrower 1 Gap Credit Report is Missing. - Due Diligence Vendor-07/02/2026	Ready for Review-Document Uploaded. Please see the gap report - Seller-07/10/2026	Resolved-Received Gap report with no new inquiries since original credit report. - Due Diligence Vendor-07/14/2026	Qualifying DTI below maximum allowed - . Required is 49.99 Borrower has 32.82 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 810		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10040033
XXXX	XXXX	305232540	D	B	D	A	B	B	A	A	Closed	FCRE7806	2026-07-01 18:21	2026-07-14 11:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Borrower 1 Bank Statement Summary - Due Diligence Vendor-07/14/2026 Ready for Review-Document Uploaded. Please see the statement. Month 1 = January - Seller-07/10/2026 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Borrower 1 Bank Statement Summary/Lender Worksheet is Missing - Due Diligence Vendor-07/01/2026	Ready for Review-Document Uploaded. Please see the statement. Month 1 = January - Seller-07/10/2026	Resolved-Received Borrower 1 Bank Statement Summary - Due Diligence Vendor-07/14/2026	Qualifying DTI below maximum allowed - . Required is 49.99 Borrower has 32.82 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 810		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10031422
XXXX	XXXX	305232540	D	B	D	A	B	B	A	A	Closed	FCOM5135	2026-07-01 12:57	2026-07-01 12:57	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non material finding - Due Diligence Vendor-07/01/2026		Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non material finding - Due Diligence Vendor-07/01/2026	Qualifying DTI below maximum allowed - . Required is 49.99 Borrower has 32.82 Qualifying FICO score is at least 20 points above minimum for program - . Required is 660 Borrower has 810			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	10025756
XXXX	XXXX	305214734	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305180480	C	B	C	B	C	A	A	A	Closed	FCRE5778	2026-07-06 08:55	2026-07-29 10:43	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower 1 Credit Report is Expired	Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-07/29/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with Credit 150 days aged - Seller-07/27/2026
Counter-Received rebuttal, please provide exception for consideration - Due Diligence Vendor-07/09/2026
Ready for Review-The credit report age finding has been reviewed. This loan was closed and funded under the XXXX.

The borrower’s credit report was obtained on XXXX. The loan closing date was XXXX, resulting in the credit report being 126 days old at closing. The file also contains an active Undisclosed Debt Monitoring (UDM) report, which was completed to monitor for any new credit inquiries, undisclosed liabilities, or changes to the borrower’s credit profile through the closing process.

While the UDM provided additional credit monitoring prior to closing, we acknowledge that the original credit report exceeded the applicable 120-day timeframe requirement by six (6) days. This item should have been identified and addressed prior to closing through obtaining an updated credit report or acceptable credit refresh.

As this loan has already closed and funded, we request that this item be documented as a post-closing quality control finding. The file documentation confirms that credit monitoring was performed through closing and no undisclosed debt or adverse credit changes impacting the loan approval were identified. - Seller-07/07/2026
Open-Borrower 1 Credit Report is Expired (Greater than 120 days from the Closing Date). 140 days old - Due Diligence Vendor-07/06/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with Credit 150 days aged - Seller-07/27/2026
 Ready for Review-The credit report age finding has been reviewed. This loan was closed and funded under the XXXX.

The borrower’s credit report was obtained on XXXX. The loan closing date was XXXX, resulting in the credit report being 126 days old at closing. The file also contains an active Undisclosed Debt Monitoring (UDM) report, which was completed to monitor for any new credit inquiries, undisclosed liabilities, or changes to the borrower’s credit profile through the closing process.

While the UDM provided additional credit monitoring prior to closing, we acknowledge that the original credit report exceeded the applicable 120-day timeframe requirement by six (6) days. This item should have been identified and addressed prior to closing through obtaining an updated credit report or acceptable credit refresh.

As this loan has already closed and funded, we request that this item be documented as a post-closing quality control finding. The file documentation confirms that credit monitoring was performed through closing and no undisclosed debt or adverse credit changes impacting the loan approval were identified. - Seller-07/07/2026
																								Waived-Waiver applied to non-material finding with comp factors. - Due Diligence Vendor-07/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.35	DTI is 5% < Max allowed, 3+ months reserves above minimum required	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	Yes	10061438
XXXX	XXXX	305180480	C	B	C	B	C	A	A	A	Closed	FCOM0014	2026-07-02 11:20	2026-07-08 14:18	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence appraisal delivered to borrower a minimum of 3 days prior to closing	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-07/08/2026 Ready for Review-Document Uploaded. - Seller-07/08/2026 Ready for Review-Document Uploaded. Loan closed XXXX- appraisal was delivered XXXX See attached email from broker to borrower - Seller-07/08/2026 Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. -----Missing evidence of appraisal being received 3 or more days prior to closing. - Due Diligence Vendor-07/02/2026	Ready for Review-Document Uploaded. - Seller-07/08/2026 Ready for Review-Document Uploaded. Loan closed XXXX- appraisal was delivered XXXX See attached email from broker to borrower - Seller-07/08/2026	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-07/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 720 Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.35		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10044003
XXXX	XXXX	305180495	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305129641	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA
XXXX	XXXX	305182253	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305182122	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305232536	C	B	A	A	C	B	A	A	Closed	finding-3635	2026-07-08 16:04	2026-07-20 12:49	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received SPL XXXX. Finding Resolved. - Due Diligence Vendor-07/20/2026
Ready for Review-Document Uploaded. Please see the service provider list. - Seller-07/17/2026
Counter-Missing Service Provider list. Please provide. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded. The total increase in second C are within 10%.
$1860 to $1960.

 - Seller-07/11/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,305.00) exceed the comparable charges ($1,940.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees (Lender's Title Insurance Policy, Messenger Fee, Recording Service Fee, Title Endorsement Fee) increased by $171.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $171.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-07/08/2026	Ready for Review-Document Uploaded. Please see the service provider list. - Seller-07/17/2026 Ready for Review-Document Uploaded. The total increase in second C are within 10%. $1860 to $1960. - Seller-07/11/2026	Resolved-Received SPL XXXX. Finding Resolved. - Due Diligence Vendor-07/20/2026	Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 17.28 LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 766		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10131614
XXXX	XXXX	305232536	C	B	A	A	C	B	A	A	Closed	finding-47	2026-07-08 16:04	2026-07-13 12:28	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-07/13/2026
Ready for Review-Document Uploaded. Please see the PCCD - Seller-07/11/2026
																						Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----The Cancel of Date on the Right to Cancel doc is 07/02/2026 and is less than three days from the closing date of XXXX. Three days of Rescission was not provided to borrower. Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-07/08/2026	Ready for Review-Document Uploaded. Please see the PCCD - Seller-07/11/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-07/13/2026	Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 17.28 LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 766		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10131611
XXXX	XXXX	305232536	C	B	A	A	C	B	A	A	Closed	FCOM1267	2026-07-08 15:36	2026-07-08 20:30	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) -----The Homeownership Counseling list does not list 10 counseling agencies. - Due Diligence Vendor-07/08/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) -----The Homeownership Counseling list does not list 10 counseling agencies. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 17.28 LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 766			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	10130799
XXXX	XXXX	305232536	C	B	A	A	C	B	A	A	Closed	FCOM5135	2026-07-08 15:36	2026-07-08 15:36	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/08/2026		Waived-Required Affiliated Business Disclosure Missing -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/08/2026	Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 17.28 LTV is less than guideline maximum - Required is 75 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 766			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	10130800
XXXX	XXXX	305180417	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-07-09 13:16	2026-08-03 14:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received SOS, Articles of Incorp and business search. SOS and Articles of Incorporation shows business opening date in XXXX - Due Diligence Vendor-08/03/2026
Ready for Review-Document Uploaded. A copy of the Statement of Information for XXXX and the Articles of Incorporation has been provided, reflecting the borrower as the XXXX of the corporation. Although the Statement of Information is not dated within 60 days of the note date, the documentation supports that the business remains active and has been operating since 2010.

The documentation provided is sufficient to establish that the business is active and that the borrower maintains 100% ownership.

Given that this is an aged loan, please escalate this matter to management if it cannot be resolved with the provided documentation. - Seller-07/31/2026
Counter-Received XXXX reflecting business is active since XXXX, however it is not dated to verify is within the 60 days of the note date as required by 6.10.2 , also business name is a corporation, file is missing documentation supporting borrower being 100% owner please refer to  6.1.1 and 6.10.2. CPA letter or alt docs needed to support ownership%.  - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded. The loan file contains a copy of the XXXX Secretary of State record confirming that the borrower's self-employed business has been in existence since XXXX. Per the applicable guidelines, this documentation is sufficient to establish the existence of the borrower's business.

With respect to the ownership percentage, the borrower was qualified using the 50% expense factor. Accordingly, a CPA letter to verify the borrower's ownership percentage was not required under the applicable guidelines. - Seller-07/10/2026
Open-Borrower 1 CPA Letter Missing Missing CPA Letter verifying time in business and ownership percentage. - Due Diligence Vendor-07/09/2026	Ready for Review-Document Uploaded. A copy of the Statement of Information for XXXX and the Articles of Incorporation has been provided, reflecting the borrower as the XXXX of the corporation. Although the Statement of Information is not dated within 60 days of the note date, the documentation supports that the business remains active and has been operating since 2010.

The documentation provided is sufficient to establish that the business is active and that the borrower maintains 100% ownership.

Given that this is an aged loan, please escalate this matter to management if it cannot be resolved with the provided documentation. - Seller-07/31/2026
 Ready for Review-Document Uploaded. The loan file contains a copy of the XXXX Secretary of State record confirming that the borrower's self-employed business has been in existence since XXXX. Per the applicable guidelines, this documentation is sufficient to establish the existence of the borrower's business.

With respect to the ownership percentage, the borrower was qualified using the 50% expense factor. Accordingly, a CPA letter to verify the borrower's ownership percentage was not required under the applicable guidelines. - Seller-07/10/2026
																								Resolved-Received SOS, Articles of Incorp and business search. SOS and Articles of Incorporation shows business opening date in XXXX - Due Diligence Vendor-08/03/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 24.64 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 766 LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10156031
XXXX	XXXX	305194804	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-07-10 10:01	2026-08-21 13:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Property report on file reflects last market sale XXXX, then seller acquired XXXX. supported by appraiser statement of no transfers in prior 3 years. - Due Diligence Vendor-08/21/2026
Ready for Review-The finding appears to be requesting documentation beyond what is necessary to establish the current vested ownership for this purchase transaction.

The preliminary title commitment provided identifies the current vested ownership of the subject property in Schedule A, specifically:

XXXX, as to an enhanced life estate with full rights to sell/encumber the property, with the remainder vested in XXXX.

Schedule A further states that this vesting has been reflected in the Public Records since XXXX.

We understand the TPR response states that the title review did not disclose a 24-month chain of title. However, the title commitment clearly establishes the current vested ownership and the parties holding the existing interests in the subject property.

Additionally, Schedule B Item 16 references deeds and copies or confirmation of the chain of title from the settlement agent. The title commitment therefore identifies the applicable title documentation/requirement; however, no specific title defect or break in the chain has been identified.

If a 24-month chain of title is specifically required by the applicable lender guideline, please identify the specific guideline provision requiring the complete 24-month chain and the specific prior deed(s) that are considered missing.

The current title commitment establishes the present ownership and vesting, and there is no indication in the commitment of a title defect, break in the chain, or unresolved ownership issue affecting the transaction.

Accordingly, we respectfully request that TPR clarify whether the condition is based on a specific lender guideline requiring a separate 24-month chain-of-title package, as opposed to the current title commitment establishing the vested ownership. If a specific deed or title document remains required, please identify the document and the applicable guideline requirement.

Absent a specific identified title deficiency or lender requirement for additional documentation, we respectfully request that the finding be reconsidered and cleared. - Seller-08/19/2026
Counter-Received Lender rebuttal.  Review of Title did not disclose 24 months chain of title.  - Due Diligence Vendor-08/14/2026
Ready for Review-This is a purchase transaction of an investment property, and the preliminary title commitment provided identifies the current vested ownership of the subject property.

Specifically, Schedule A states that title is, as of the Commitment Date, vested in:

XXXX, as to an enhanced life estate with full rights to sell/encumber the property, with the remainder vested in XXXX.

Schedule A further states that this vesting has been reflected in the Public Records since XXXX.

Because this is a purchase transaction, the title commitment establishes the seller/current vested parties and the title status upon which the transaction is being closed. The preliminary title commitment does not indicate a deficiency in the current vesting or an unresolved ownership issue.

Schedule B Item 16 references deeds and copies or confirmation of the chain of title from the settlement agent. However, the current vesting and ownership are already specifically identified in Schedule A of the title commitment.

Accordingly, the finding requesting a complete chain of title appears to be duplicative unless there is a specific outstanding title issue requiring additional documentation. Please identify the specific deed(s) or title document(s) that remain necessary and the applicable title requirement supporting the request.

Based on the preliminary title commitment provided, the current vested ownership has been established. We respectfully request that the finding be reconsidered and cleared. - Seller-08/13/2026
Counter-Received preliminary title.  Missing complete chain of title.  #16 of schedule B reflects deeds-missing copies or confirmation of chain of title from settlement agent.   - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded. Attached is the Title Report.  - Seller-07/11/2026
Open-Title Document is missing - Due Diligence Vendor-07/10/2026	Ready for Review-The finding appears to be requesting documentation beyond what is necessary to establish the current vested ownership for this purchase transaction.

The preliminary title commitment provided identifies the current vested ownership of the subject property in Schedule A, specifically:

XXXX, as to an enhanced life estate with full rights to sell/encumber the property, with the remainder vested in XXXX.

Schedule A further states that this vesting has been reflected in the Public Records since XXXX.

We understand the TPR response states that the title review did not disclose a 24-month chain of title. However, the title commitment clearly establishes the current vested ownership and the parties holding the existing interests in the subject property.

Additionally, Schedule B Item 16 references deeds and copies or confirmation of the chain of title from the settlement agent. The title commitment therefore identifies the applicable title documentation/requirement; however, no specific title defect or break in the chain has been identified.

If a 24-month chain of title is specifically required by the applicable lender guideline, please identify the specific guideline provision requiring the complete 24-month chain and the specific prior deed(s) that are considered missing.

The current title commitment establishes the present ownership and vesting, and there is no indication in the commitment of a title defect, break in the chain, or unresolved ownership issue affecting the transaction.

Accordingly, we respectfully request that TPR clarify whether the condition is based on a specific lender guideline requiring a separate 24-month chain-of-title package, as opposed to the current title commitment establishing the vested ownership. If a specific deed or title document remains required, please identify the document and the applicable guideline requirement.

Absent a specific identified title deficiency or lender requirement for additional documentation, we respectfully request that the finding be reconsidered and cleared. - Seller-08/19/2026
 Ready for Review-This is a purchase transaction of an investment property, and the preliminary title commitment provided identifies the current vested ownership of the subject property.

Specifically, Schedule A states that title is, as of the Commitment Date, vested in:

XXXX, as to an enhanced life estate with full rights to sell/encumber the property, with the remainder vested in XXXX.

Schedule A further states that this vesting has been reflected in the Public Records since XXXX.

Because this is a purchase transaction, the title commitment establishes the seller/current vested parties and the title status upon which the transaction is being closed. The preliminary title commitment does not indicate a deficiency in the current vesting or an unresolved ownership issue.

Schedule B Item 16 references deeds and copies or confirmation of the chain of title from the settlement agent. However, the current vesting and ownership are already specifically identified in Schedule A of the title commitment.

Accordingly, the finding requesting a complete chain of title appears to be duplicative unless there is a specific outstanding title issue requiring additional documentation. Please identify the specific deed(s) or title document(s) that remain necessary and the applicable title requirement supporting the request.

Based on the preliminary title commitment provided, the current vested ownership has been established. We respectfully request that the finding be reconsidered and cleared. - Seller-08/13/2026
 Ready for Review-Document Uploaded. Attached is the Title Report.  - Seller-07/11/2026
																								Resolved-Property report on file reflects last market sale XXXX, then seller acquired XXXX. supported by appraiser statement of no transfers in prior 3 years. - Due Diligence Vendor-08/21/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	10175377
XXXX	XXXX	305194804	D	A	D	A	A	A	A	A	Closed	FCRE1193	2026-07-10 11:16	2026-07-14 14:56	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received lease and 2 months receipt of rents. - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded. Attached is the lease agreement and 2 months receipt of rental income for 3B - XXXX  - Seller-07/11/2026
																						Open-Audited DTI of 55.21% exceeds Guideline DTI of 50.49% (Audit DTI 55.21%, Lender DTI 46.99%, Lender include rental income for Property 3b, resulting in positive rental income of $510.57/m. No docs in file to support use of rental income for Property 3b. Loss of rental income & inclusion of PITIA in obligations results in excessive DTI.) - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. Attached is the lease agreement and 2 months receipt of rental income for 3B - XXXX - Seller-07/11/2026	Resolved-Received lease and 2 months receipt of rents. - Due Diligence Vendor-07/14/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	10177880
XXXX	XXXX	305194804	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-07-10 11:04	2026-07-14 14:54	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received payment history for primary residence. - Due Diligence Vendor-07/14/2026
Ready for Review-Document Uploaded. The requested verification of mortgage payment history has been provided in the file. A total of 17 months of payment history, covering the period from XXXX, was submitted for review.

The provided documentation verifies the borrower’s payment history for the subject obligation and satisfies the requirement for verification of mortgage payment history. The XXXX was provided as supporting documentation; however, the payment history documentation submitted covering the required period should be considered for qualification of the housing history requirement.

Please review the provided documentation and clear this condition accordingly. - Seller-07/11/2026
Open-Housing History Does Not Meet Guideline Requirements Prop 3a: Provide verification of mortgage pay history. (XXXX does not report to credit. XXXX showing no payment due for XXXX does not suffice). - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. The requested verification of mortgage payment history has been provided in the file. A total of 17 months of payment history, covering the period from XXXX, was submitted for review.

The provided documentation verifies the borrower’s payment history for the subject obligation and satisfies the requirement for verification of mortgage payment history. The XXXX was provided as supporting documentation; however, the payment history documentation submitted covering the required period should be considered for qualification of the housing history requirement.

Please review the provided documentation and clear this condition accordingly. - Seller-07/11/2026
																								Resolved-Received payment history for primary residence. - Due Diligence Vendor-07/14/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	10176969
XXXX	XXXX	305232537	D	A	D	A	A	A	A	A	Closed	FCRE1204	2026-07-10 11:34	2026-07-22 14:09	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received page 1 that reflects all Alerts have been cleared - Due Diligence Vendor-07/22/2026 Ready for Review-Document Uploaded. - Seller-07/21/2026 Counter-Received duplicate fraud report. Please provide loan connect reflecting High alerts cleared. - Due Diligence Vendor-07/16/2026 Ready for Review-Document Uploaded. - Seller-07/15/2026 Open-Fraud Report Shows Uncleared Alerts All high alerts to be cleared. - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. - Seller-07/21/2026 Ready for Review-Document Uploaded. - Seller-07/15/2026	Resolved-Received page 1 that reflects all Alerts have been cleared - Due Diligence Vendor-07/22/2026	LTV is less than guideline maximum - Required is 75 Borrower has 41.67 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 10.73		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10179289
XXXX	XXXX	305232537	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-07-10 17:26	2026-07-16 12:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received validation of business phone number. - Due Diligence Vendor-07/16/2026 Ready for Review-Document Uploaded. - Seller-07/14/2026 Open-Borrower 1 CPA Letter Missing Missing verification of business phone number via XXXX. - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. - Seller-07/14/2026	Resolved-Received validation of business phone number. - Due Diligence Vendor-07/16/2026	LTV is less than guideline maximum - Required is 75 Borrower has 41.67 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 10.73		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10187270
XXXX	XXXX	305232537	D	A	D	A	A	A	A	A	Closed	FCRE7806	2026-07-10 11:09	2026-07-16 12:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received business bank statement analysis - Due Diligence Vendor-07/16/2026 Ready for Review-Document Uploaded. hello team, the attached 12 months income calc worksheet already included in closing package (pg. 245). Please clear this condition. - Seller-07/14/2026 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing - Due Diligence Vendor-07/10/2026	Ready for Review-Document Uploaded. hello team, the attached 12 months income calc worksheet already included in closing package (pg. 245). Please clear this condition. - Seller-07/14/2026	Resolved-Received business bank statement analysis - Due Diligence Vendor-07/16/2026	LTV is less than guideline maximum - Required is 75 Borrower has 41.67 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 799 Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 10.73		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	10177370
XXXX	XXXX	305194827	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305182143	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305232538	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	FCRE1491	2026-07-15 01:18	2026-07-31 11:40	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-After further review- the XXXX statement of account document provided is valid as a VOD. Sufficient CTC and Reserves are now verified. - Due Diligence Vendor-07/31/2026
Counter-Received confirmation of $27K gift no documentation required.  Missing VOD or complete 30 day statement meeting section 8 of guidelines (received statement of account reflecting only current balance). - Due Diligence Vendor-07/29/2026
Ready for Review-A revised gift letter is unnecessary. The gift letter attests to the intended gift amount by the donor and since what was actually provided/needed was less, then the gift letter is acceptable as is.  - Seller-07/27/2026
Counter-Received VOD, already present in file. Per GL 8. "The documentation requirement for all transactions is a single account statement covering one (1) month and dated within 120 days of the Note date.  Checking, Savings, or Brokerage accounts — Statements must include: financial institution name, borrower as account holder, account number, statement date, statement period, and available balance in U.S. dollars." VOD does not satisfy. Also, Gift letter from spouse states have given to b1 as my husband a gift of $43,250 . Letter does not state up to . Please provide revised letter reflecting actual gift amount of $27k.  - Due Diligence Vendor-07/21/2026
Ready for Review-Please see attached VOD - Seller-07/17/2026
Counter-Received revised 1003 and confirmation gift from husband received $27k.  Missing sufficient reserves.  1003 reflects XXXX $24,814.31 in assets and review did not receive bank statement.   - Due Diligence Vendor-07/17/2026
Ready for Review-Document Uploaded. The delivered loan file included a gift letter from the donor XXXX for a gift of $43,250. The actual amount gifted from this donor was $27,000 as that was sufficient.  - Seller-07/16/2026
Counter-Received wire receipts for $37k and $27k , as well as 1003 revised 4d  reflecting deposited $11.07k, not deposited $27k and $37k. file presents gift letters for $43,205, $37k and $11,070. Please forward $27k gif letter for review as it is missing from file.  - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. The loan file required $63,930 funds to Close and $24,470.02 for 6 months reserves. The loan file included $24,814.31 in verified assets, the borrower received the attached two incoming wires for gifts iao $37,000 & $27,000 totaling $64,000, and $11,070 was already deposited towards the EMD. As such, sufficient funds to close and sufficient funds to cover reserves has been met. Please also find the revised 1003. - Seller-07/15/2026
Open-Asset Qualification Does Not Meet Guideline Requirements Provide evidence of gift for 43,250.00 was deposited in Title company escrow account. Borrower also short of funds to cover reserves. - Due Diligence Vendor-07/15/2026	Ready for Review-A revised gift letter is unnecessary. The gift letter attests to the intended gift amount by the donor and since what was actually provided/needed was less, then the gift letter is acceptable as is. - Seller-07/27/2026
 Ready for Review-Please see attached VOD - Seller-07/17/2026
 Ready for Review-Document Uploaded. The delivered loan file included a gift letter from the donor XXXX for a gift of $43,250. The actual amount gifted from this donor was $27,000 as that was sufficient.  - Seller-07/16/2026
 Ready for Review-Document Uploaded. The loan file required $63,930 funds to Close and $24,470.02 for 6 months reserves. The loan file included $24,814.31 in verified assets, the borrower received the attached two incoming wires for gifts iao $37,000 & $27,000 totaling $64,000, and $11,070 was already deposited towards the EMD. As such, sufficient funds to close and sufficient funds to cover reserves has been met. Please also find the revised 1003. - Seller-07/15/2026
																								Resolved-After further review- the XXXX statement of account document provided is valid as a VOD. Sufficient CTC and Reserves are now verified. - Due Diligence Vendor-07/31/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10250316
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	FCRE1198	2026-07-14 23:39	2026-07-31 11:40	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-After further review- the XXXX statement of account document provided is valid as a VOD. Sufficient CTC and Reserves are now verified. - Due Diligence Vendor-07/31/2026
Counter- Received gift letter no documentation required.  Missing VOD or complete 30 day statement meeting section 8 of guidelines (received statement of account reflecting only current balance). - Due Diligence Vendor-07/29/2026
Ready for Review-A revised gift letter is unnecessary. The gift letter attests to the intended gift amount by the donor and since what was actually provided/needed was less, then the gift letter is acceptable as is.  - Seller-07/27/2026
Counter-Received VOD, already present in file. Per GL 8. "The documentation requirement for all transactions is a single account statement covering one (1) month and dated within 120 days of the Note date.  Checking, Savings, or Brokerage accounts — Statements must include: financial institution name, borrower as account holder, account number, statement date, statement period, and available balance in U.S. dollars." VOD does not satisfy. Also, Gift letter from spouse states have given to b1 as my husband a gift of $43,250 . Letter does not state up to . Please provide revised letter reflecting actual gift amount of $27k.  - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/17/2026
Counter-Received revised 1003 and confirmation gift from husband received $27k.  Missing sufficient reserves.  1003 reflects XXXX $24,814.31 in assets and review did not receive bank statement.   - Due Diligence Vendor-07/17/2026
Ready for Review-Document Uploaded. The delivered loan file included a gift letter from the donor XXXX for a gift of $43,250. The actual amount gifted from this donor was $27,000 as that was sufficient.  - Seller-07/16/2026
Counter-Received wire receipts for $37k and $27k , as well as 1003 revised 4d  reflecting deposited $11.07k, not deposited $27k and $37k. file presents gift letters for $43,205, $37k and $11,070. Please forward $27k gif letter for review as it is missing from file.  - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. The loan file required $63,930 funds to Close and $24,470.02 for 6 months reserves. The loan file included $24,814.31 in verified assets, the borrower received the attached two incoming wires for gifts iao $37,000 & $27,000 totaling $64,000, and $11,070 was already deposited towards the EMD. As such, sufficient funds to close and sufficient funds to cover reserves has been met. Please also find the revised 1003. - Seller-07/15/2026
Open-Audited Reserves of 4.78 month(s) are less than Guideline Required Reserves of 6 month(s) Provide evidence of sufficient funds to close to cover reserves. - Due Diligence Vendor-07/15/2026	Ready for Review-A revised gift letter is unnecessary. The gift letter attests to the intended gift amount by the donor and since what was actually provided/needed was less, then the gift letter is acceptable as is. - Seller-07/27/2026
 Ready for Review-Document Uploaded. Please see attached.  - Seller-07/17/2026
 Ready for Review-Document Uploaded. The delivered loan file included a gift letter from the donor XXXX for a gift of $43,250. The actual amount gifted from this donor was $27,000 as that was sufficient.  - Seller-07/16/2026
 Ready for Review-Document Uploaded. The loan file required $63,930 funds to Close and $24,470.02 for 6 months reserves. The loan file included $24,814.31 in verified assets, the borrower received the attached two incoming wires for gifts iao $37,000 & $27,000 totaling $64,000, and $11,070 was already deposited towards the EMD. As such, sufficient funds to close and sufficient funds to cover reserves has been met. Please also find the revised 1003. - Seller-07/15/2026
																								Resolved-After further review- the XXXX statement of account document provided is valid as a VOD. Sufficient CTC and Reserves are now verified. - Due Diligence Vendor-07/31/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10249286
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	FCRE1506	2026-07-14 23:34	2026-07-31 11:37	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received sufficient funds for closing - Due Diligence Vendor-07/17/2026 Ready for Review-Please refer to comments and uploaded documents in related finding. - Seller-07/16/2026 Counter-Pending receipt of docs. - Due Diligence Vendor-07/16/2026 Ready for Review-Please refer to comments and uploaded documents in related finding. - Seller-07/15/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending funds to close - Due Diligence Vendor-07/15/2026	Ready for Review-Please refer to comments and uploaded documents in related finding. - Seller-07/16/2026 Ready for Review-Please refer to comments and uploaded documents in related finding. - Seller-07/15/2026	Resolved-Received sufficient funds for closing - Due Diligence Vendor-07/17/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10249272
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-07-13 16:43	2026-07-17 13:26	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/17/2026
Ready for Review-Document Uploaded.  - Seller-07/16/2026
Counter-The Notary fee is not included in the 10% as it was paid to XXXX and he way not listed on your SPL. - Due Diligence Vendor-07/16/2026
Ready for Review-The notary fee should be in the 10% calculation as it was disclosed upfront on the initial LE and then on the CD in the title section. This would make the fail $262.90. Please review and advise.  - Seller-07/15/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,052.00) exceed the comparable charges ($3,131.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Loan Tie In Fee ($550), Processing Fee ($300), Recording Service Fee ($25), Settlement or Closing Fee ($15) Title Courier Fee ($275) ) increased by $1207 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $607.9, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date:XXXX remains EV3C - Due Diligence Vendor-07/13/2026	Ready for Review-Document Uploaded. - Seller-07/16/2026 Ready for Review-The notary fee should be in the 10% calculation as it was disclosed upfront on the initial LE and then on the CD in the title section. This would make the fail $262.90. Please review and advise. - Seller-07/15/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/17/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10214737
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	finding-3352	2026-07-13 16:43	2026-07-17 13:26	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/13/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10214738
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	finding-3625	2026-07-14 08:44	2026-07-17 13:26	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. See attached  - Seller-07/15/2026
																						Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Reinspection Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX - Due Diligence Vendor-07/14/2026	Ready for Review-Document Uploaded. See attached - Seller-07/15/2026	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-07/16/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10229635
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	finding-3540	2026-07-13 16:43	2026-07-16 08:24	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received signed CD. Finding Resolved. - Due Diligence Vendor-07/16/2026
Ready for Review-Document Uploaded. See attached  - Seller-07/15/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX - Due Diligence Vendor-07/13/2026	Ready for Review-Document Uploaded. See attached - Seller-07/15/2026	Resolved-Received signed CD. Finding Resolved. - Due Diligence Vendor-07/16/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10214732
XXXX	XXXX	305194798	C	B	C	A	C	B	A	A	Closed	FPRO9999	2026-07-14 22:50	2026-07-15 09:30	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Litigation is minor - Due Diligence Vendor-07/15/2026 Open-The condo project has pending litigation. The case involves an allegation that the plaintiff slipped and fell within the association (see pg. 56). The lawsuit is against the HOA, it is Minor, and the lawsuit does not relate to the building’s safety, structural or functionality. There was no amount disclosed in the lawsuit, and the lawsuit was appointed to insurance (page 56). - Due Diligence Vendor-07/15/2026		Resolved-Litigation is minor - Due Diligence Vendor-07/15/2026	Verified employment history exceeds guidelines - S/E for 5 years exceeding a minimum of 2 Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.54			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10249088
XXXX	XXXX	305232527	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-07-15 11:34	2026-07-17 12:11	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Prepay rider received. - Due Diligence Vendor-07/17/2026 Ready for Review-Document Uploaded. Please see attached - Buyer-07/16/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Prepayment Penalty Rider - Due Diligence Vendor-07/15/2026		Resolved-Prepay rider received. - Due Diligence Vendor-07/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 751 Required is 680 Borrower has 751 DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.16 Required is 0.75 Borrower has 1.165		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10264119
XXXX	XXXX	305194727	D	B	D	B	C	A	A	A	Closed	finding-3352	2026-07-15 13:37	2026-07-21 09:59	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/16/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/15/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/16/2026	Verified employment history exceeds guidelines - The Borrower has been Self Employed for 17 years. Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 27.41%. Required is 50 Borrower has 27.41			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10267931
XXXX	XXXX	305194727	D	B	D	B	C	A	A	A	Closed	FCRE7806	2026-07-16 15:34	2026-07-20 10:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Income Calculation Worksheet. - Due Diligence Vendor-07/20/2026 Ready for Review-Document Uploaded. Attached is the Income Calculation Worksheet. - Seller-07/17/2026 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing , Provide Bank Statement Worksheet. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. Attached is the Income Calculation Worksheet. - Seller-07/17/2026	Resolved-Received Income Calculation Worksheet. - Due Diligence Vendor-07/20/2026	Verified employment history exceeds guidelines - The Borrower has been Self Employed for 17 years. Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 27.41%. Required is 50 Borrower has 27.41		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10297547
XXXX	XXXX	305194727	D	B	D	B	C	A	A	A	Closed	FCRE1440	2026-07-16 13:04	2026-07-20 10:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR for Departure Residence - 0x30x12 - Due Diligence Vendor-07/20/2026 Ready for Review-Document Uploaded. Attached is the VOR. - Seller-07/17/2026 Open-Housing History Does Not Meet Guideline Requirements . Missing VOR for the departing residence. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. Attached is the VOR. - Seller-07/17/2026	Resolved-Received VOR for Departure Residence - 0x30x12 - Due Diligence Vendor-07/20/2026	Verified employment history exceeds guidelines - The Borrower has been Self Employed for 17 years. Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 27.41%. Required is 50 Borrower has 27.41		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10294239
XXXX	XXXX	305194727	D	B	D	B	C	A	A	A	Closed	FCRE1197	2026-07-16 13:35	2026-07-16 15:38	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Originator exception granted and in file, waiver applied with comp factors - Due Diligence Vendor-07/16/2026 Open-Audited FICO of 668 is less than Guideline FICO of 680 Approved Exception: Requesting 12 point Fico exception to allow to go to 85% with a 668 FICO.Matrix requires 680 Guideline: XXXX Primary Purchase w 668 FICO requires Max LTV80% - Due Diligence Vendor-07/16/2026		Waived-Originator exception granted and in file, waiver applied with comp factors - Due Diligence Vendor-07/16/2026	Verified employment history exceeds guidelines - The Borrower has been Self Employed for 17 years. Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 27.41%. Required is 50 Borrower has 27.41	No Housing Lates, 0x30x24 credit DTI under 30%		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	10294982
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-07-16 16:38	2026-07-28 17:22	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. As this mortgage did not appear on the borrower's personal credit report- there is no requirement for a VOM- Mtg is not in Brws name as an individual. - Due Diligence Vendor-07/28/2026
Ready for Review-see the attached DSCR Program Overview which states that only mortgages not appearing on the credit report other than the primary residence or subject property — may be excluded from the Form 1003 REO schedule. - Seller-07/28/2026
Counter-Received push back and XXXX mortgage statement reflecting PI XXXX. Refer to original condition for property 3e- file is missing Housing history, please provide documentation that satisfies GL 4.6: VOM or 12 months bank statements.
 - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded. the XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property. - Seller-07/17/2026
Open-Housing History Does Not Meet Guideline Requirements Missing proof of the housing payment history for Property 3 (3e) with XXXX for the most recent 12 months or from the loan opened (whichever is greater). Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-see the attached DSCR Program Overview which states that only mortgages not appearing on the credit report other than the primary residence or subject property — may be excluded from the Form 1003 REO schedule. - Seller-07/28/2026 XXXX , secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property. - Seller-07/17/2026
																								Resolved-The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. As this mortgage did not appear on the borrower's personal credit report- there is no requirement for a VOM- Mtg is not in Brws name as an individual. - Due Diligence Vendor-07/28/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10299112
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1296	2026-07-16 16:24	2026-07-28 17:15	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 5 Months Income Verified is Missing	Resolved-Income 5 Months Income Verified is Present Or Not Applicable. The XXXX mortgage account XXXX, secured by the property located at XXXXt, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property as REO is in the name of an LLC. - Due Diligence Vendor-07/28/2026
Ready for Review-Document Uploaded. Document Uploaded. see the attached DSCR Program Overview which states that only mortgages not appearing on the credit report other than the primary residence or subject property — may be excluded from the Form 1003 REO schedule. - Seller-07/28/2026
Counter-Received push back and XXXX mortgage statement reflecting PI XXXX. Refer to original condition for property 3e- file is missing verification of taxes and HOI. - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded. The XXXX mortgage account #XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt.

Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property. - Seller-07/17/2026
Open-Income 5 Months Income Verified is Missing Missing the Taxes and Hazard Insurance for Property 5 (3e). Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. Document Uploaded. see the attached DSCR Program Overview which states that only mortgages not appearing on the credit report other than the primary residence or subject property — may be excluded from the Form 1003 REO schedule. - Seller-07/28/2026
 Ready for Review-Document Uploaded. The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt.

Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property. - Seller-07/17/2026
Resolved-Income 5 Months Income Verified is Present Or Not Applicable. The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property as REO is in the name of an LLC. - Due Diligence Vendor-07/28/2026
																									Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10298839
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1297	2026-07-16 16:24	2026-07-28 17:15	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 6 Months Income Verified is Missing	Resolved-Income 6 Months Income Verified is Present Or Not Applicable. The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property as REO is in the name of an LLC. - Due Diligence Vendor-07/28/2026
Ready for Review-Document Uploaded. see the attached DSCR Program Overview which states that only mortgages not appearing on the credit report other than the primary residence or subject property — may be excluded from the Form 1003 REO schedule. - Seller-07/28/2026
Counter-Received push back. However per GL 4.6 housing history is required for all properties and rating within 45days of application date. IF not reflected on credit report alternative verification is VOM or 12 mo bank statements. Refer to original condition for property 3f- file is missing verification of taxes and HOI, as well as verification business pays this mortgage. specifically XXXX. - Due Diligence Vendor-07/21/2026
Ready for Review-Document Uploaded. The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt.

Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property. - Seller-07/17/2026
Open-Income 6 Months Income Verified is Missing Missing the Taxes and Hazard Insurance for Property 6 (3f), along with proof that the Business pays this mortgage. Missing the payments for XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. see the attached DSCR Program Overview which states that only mortgages not appearing on the credit report other than the primary residence or subject property — may be excluded from the Form 1003 REO schedule. - Seller-07/28/2026
 Ready for Review-Document Uploaded. The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt.

Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property. - Seller-07/17/2026
Resolved-Income 6 Months Income Verified is Present Or Not Applicable. The XXXX mortgage account XXXX, secured by the property located at XXXX, is a business loan rather than a personal obligation. The mortgage statement identifies XXXX as the owner of the debt. Per XXXX guidelines, business debt is required to be included in the borrower's DTI only when it appears on the borrower's personal credit report. Because this mortgage did not appear on the borrower's personal credit report, it was not required to be included on the borrower's REO schedule. Accordingly, there was no requirement to obtain a Verification of Mortgage (VOM), homeowner's insurance (HOI), or a tax certificate for this property as REO is in the name of an LLC. - Due Diligence Vendor-07/28/2026
																									Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10298840
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-07-16 16:41	2026-07-21 13:58	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/21/2026 Ready for Review-Document Uploaded. Refer to the DV section watchlist match report which was used to clear the OFAC - Seller-07/17/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing proof of the documentation to clear the GSA-EPLS Fail. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. Refer to the DV section watchlist match report which was used to clear the OFAC - Seller-07/17/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/21/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10299149
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-07-16 16:41	2026-07-21 13:58	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/21/2026 Ready for Review-Document Uploaded. attached is a copy of the DV report. Refer to the watchlist match section that reports which was used to clear the OFAC - Seller-07/17/2026 Open-OFAC Check Not Completed and/or Cleared Missing proof of the documentation to clear the OFAC Fail. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. attached is a copy of the DV report. Refer to the watchlist match section that reports which was used to clear the OFAC - Seller-07/17/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/21/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10299150
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1479	2026-07-16 16:52	2026-07-20 10:13	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026
Ready for Review-Document Uploaded. The loan file required $87,672.75 for the Close of Escrow (COE) and 12 months of cash reserves totaling $199,111.56, resulting in total required verified funds of $286,784.31.

The loan file included a bank statement for XXXX account XXXX, which reflected an available balance of $1,465,979.25. Even if XXXX account XXXX were excluded from the asset calculation, the borrower would still have sufficient funds to satisfy both the COE requirement and the required cash reserves. - Seller-07/17/2026
																						Open-Asset Record 1 Does Not Meet G/L Requirements Missing the most recent 30 days activity for XXXX along with proof that the borrower has ownership of this account. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. The loan file required $87,672.75 for the Close of Escrow (COE) and 12 months of cash reserves totaling $199,111.56, resulting in total required verified funds of $286,784.31. The loan file included a bank statement for XXXX account XXXX, which reflected an available balance of $1,465,979.25. Even if XXXX account XXXX were excluded from the asset calculation, the borrower would still have sufficient funds to satisfy both the COE requirement and the required cash reserves. - Seller-07/17/2026	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10302887
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1480	2026-07-16 16:52	2026-07-20 10:13	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Does Not Meet Guideline Requirements	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026
Ready for Review-Document Uploaded. The loan file required $87,672.75 for the Close of Escrow (COE) and 12 months of cash reserves totaling $199,111.56, resulting in total required verified funds of $286,784.31.

The loan file included a bank statement for XXXX account XXXX, which reflected an available balance of $1,465,979.25. Even if XXXX account XXXX were excluded from the asset calculation, the borrower would still have sufficient funds to satisfy both the COE requirement and the required cash reserves. - Seller-07/17/2026
																						Open-Asset Record 2 Does Not Meet G/L Requirements Missing the most recent 30 days activity for XXXX along with proof that the borrower has ownership of this account. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. The loan file required $87,672.75 for the Close of Escrow (COE) and 12 months of cash reserves totaling $199,111.56, resulting in total required verified funds of $286,784.31. The loan file included a bank statement for XXXX account XXXX, which reflected an available balance of $1,465,979.25. Even if XXXX account XXXX were excluded from the asset calculation, the borrower would still have sufficient funds to satisfy both the COE requirement and the required cash reserves. - Seller-07/17/2026	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10302888
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE1482	2026-07-16 16:52	2026-07-20 10:13	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Does Not Meet Guideline Requirements	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026
Ready for Review-Document Uploaded. The loan file required $87,672.75 for the Close of Escrow (COE) and 12 months of cash reserves totaling $199,111.56, resulting in total required verified funds of $286,784.31.

The loan file included a bank statement for XXXX account XXXX, which reflected an available balance of $1,465,979.25. Even if XXXX account XXXX were excluded from the asset calculation, the borrower would still have sufficient funds to satisfy both the COE requirement and the required cash reserves.

See the attached Cornerstone Bank statement.  - Seller-07/17/2026
																						Open-Asset 4 Does Not Meet Guideline Requirements Missing the most recent 30 days activity for XXXX along with proof that the borrower has ownership of this account. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. The loan file required $87,672.75 for the Close of Escrow (COE) and 12 months of cash reserves totaling $199,111.56, resulting in total required verified funds of $286,784.31. The loan file included a bank statement for XXXX account XXXX, which reflected an available balance of $1,465,979.25. Even if XXXX account XXXX were excluded from the asset calculation, the borrower would still have sufficient funds to satisfy both the COE requirement and the required cash reserves. See the attached Cornerstone Bank statement. - Seller-07/17/2026	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10302889
XXXX	XXXX	305194732	D	A	D	A	A	A	A	A	Closed	FCRE7805	2026-07-16 17:19	2026-07-20 10:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Bank Statements	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026 Ready for Review-Document Uploaded. The assets from this account can be omitted given that the borrower has sufficient assets verified with XXXX account XXXX which reflected an available balance of $1,465,979.25. See the attached bank statement - Seller-07/17/2026 Open-Missing proof that the borrower is the account holder of XXXX. Upon receipt additional information maybe required. - Due Diligence Vendor-07/16/2026	Ready for Review-Document Uploaded. The assets from this account can be omitted given that the borrower has sufficient assets verified with XXXX account XXXX which reflected an available balance of $1,465,979.25. See the attached bank statement - Seller-07/17/2026	Resolved-Removed acct - still sufficient assets - Due Diligence Vendor-07/20/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.82 Required is 50 Borrower has 42.82 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 776 Required is 700 Borrower has 776		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10303544
XXXX	XXXX	305232470	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305194771	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305194839	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other
XXXX	XXXX	305214928	B	B	A	A	B	B	A	A	Closed	FCOM5135	2026-07-20 10:33	2026-07-20 10:33	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/20/2026		Waived-Required Affiliated Business Disclosure Missing -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/20/2026	LTV is less than guideline maximum - LTV of 69.05% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 69.05 Qualifying DTI below maximum allowed - DTI of 40.65% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 40.65 Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 725 which exceeds the minimum of 660 Required is 660 Borrower has 725			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	10351107
XXXX	XXXX	305241191	B	B	A	A	B	B	A	A	Closed	FCOM5135	2026-07-22 10:23	2026-07-22 10:40	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/22/2026		Waived-Required Affiliated Business Disclosure Missing Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/22/2026	LTV is less than guideline maximum - Required is 90 Borrower has 71.65 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	No	10400979
XXXX	XXXX	305227045	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-07-21 14:55	2026-07-29 08:53	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM 0x30 for XXXX as well as XXXX. - Due Diligence Vendor-07/29/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-07/27/2026 Open-Housing History Does Not Meet Guideline Requirements Missing pay histories for subject liens with XXXX and XXXX - Due Diligence Vendor-07/21/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/27/2026	Resolved-Received VOM 0x30 for XXXX as well as XXXX. - Due Diligence Vendor-07/29/2026	DSCR % greater than 1.20 - 1.403 DSCR Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 792		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10385144
XXXX	XXXX	305227045	C	B	C	B	A	A	A	A	Closed	FCRE0210	2026-07-21 14:12	2026-07-22 12:25	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-07/22/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-07/21/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-07/22/2026	DSCR % greater than 1.20 - 1.403 DSCR Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 792			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	10384078
XXXX	XXXX	305214858	B	B	A	A	B	B	A	A	Closed	FCOM5135	2026-07-28 11:58	2026-07-28 13:21	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Open-Required Affiliated Business Disclosure Missing -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/28/2026			Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 35.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 728			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	10492094
XXXX	XXXX	305214858	B	B	A	A	B	B	A	A	Closed	FCOM1267	2026-07-28 13:21	2026-07-28 13:21	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/28/2026		Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is XXXX and Occupancy is Primary Residence) -----Originator waiver applied to non-material Findings. - Due Diligence Vendor-07/28/2026	Qualifying DTI below maximum allowed - Required is 49.99 Borrower has 35.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 728			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	10495243
XXXX	XXXX	305232472	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305232471	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305227050	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-07-27 13:53	2026-08-24 13:44	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received UCDP and LCA both have below 2.5 score and both have the appraisal effective date of XXXX - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded.  - Seller-08/21/2026
Ready for Review-Document Uploaded. Attached are the SSRs from XXXX and XXXX. No issues found.  - Seller-08/20/2026
Counter-Received rebuttal.  Missing secondary valuation for appraisal XXXX effective date XXXX signature date XXXX.  Missing corrected 1008 reflecting final appraised value or XXXX- Due Diligence Vendor-07/29/2026
Ready for Review-The finding is not supported. The appraisal report reflects the appraiser's concluded opinion of value of XXXX as of XXXX. A secondary valuation product, the CDA dated XXXX, reflects a value of XXXX with a low-risk assessment.

The CDA is a collateral review tool and does not replace the appraiser's opinion of value or require the appraiser to revise the appraisal solely due to a variance in value. The variance between the appraisal and CDA is only $3,000 (approximately 0.8%), which is not a material difference requiring a revised appraisal or recertification of value.

Additionally, the XXXX and XXXX findings do not identify any material appraisal deficiencies requiring correction. The appraisal remains supported, and the concluded value of XXXX is the appraiser's final opinion of market value.

Accordingly, a corrected appraisal or recertification of value is not required. Please clear the condition. - Seller-07/27/2026
Open-Property Issues are identified for the property Per Appraisal report value is XXXX, secondary valuation provided shows appraised value was 385,000 provide correct appraisal or recert value of XXXX - Due Diligence Vendor-07/27/2026	Ready for Review-Document Uploaded. - Seller-08/21/2026
 Ready for Review-Document Uploaded. Attached are the SSRs from XXXX and XXXX. No issues found.  - Seller-08/20/2026
 Ready for Review-The finding is not supported. The appraisal report reflects the appraiser's concluded opinion of value of XXXX as of XXXX. A secondary valuation product, the CDA dated XXXX, reflects a value of XXXX with a low-risk assessment.

The CDA is a collateral review tool and does not replace the appraiser's opinion of value or require the appraiser to revise the appraisal solely due to a variance in value. The variance between the appraisal and CDA is only $3,000 (approximately 0.8%), which is not a material difference requiring a revised appraisal or recertification of value.

Additionally, the XXXX and XXXX findings do not identify any material appraisal deficiencies requiring correction. The appraisal remains supported, and the concluded value of XXXX is the appraiser's final opinion of market value.

Accordingly, a corrected appraisal or recertification of value is not required. Please clear the condition. - Seller-07/27/2026
																								Resolved-Received XXXX both have below 2.5 score and both have the appraisal effective date of XXXX with a value of XXXX - Due Diligence Vendor-08/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 774 which exceeds the minimum of 700 Required is 700 Borrower has 774 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 62 months		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	10472855
XXXX	XXXX	305227050	C	B	C	B	A	A	A	A	Closed	FCRE0210	2026-07-24 12:39	2026-07-27 14:16	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver Applied to Non-Material Findings-Loan Closed in an entity name - Due Diligence Vendor-07/27/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. Vesting is under XXXX and a PPP cannot be applied to an individual or LLC in NJ. - Due Diligence Vendor-07/24/2026		Waived-Waiver Applied to Non-Material Findings-Loan Closed in an entity name - Due Diligence Vendor-07/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 774 which exceeds the minimum of 700 Required is 700 Borrower has 774 On time mortgage history exceeds guideline requirement - Credit report reflects on time mortgage history for last 62 months			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	10453297
XXXX	XXXX	305232498	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305232499	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305210517	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305227040	B	B	B	B	A	A	A	A	Closed	FCRE0210	2026-07-30 20:33	2026-10-06 16:21	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-10/06/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. addressed in other finding dh - Due Diligence Vendor-07/31/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-10/06/2026	Guideline LTV is less than guideline maximum - Required is 70 Borrower has 65 Months Reserves exceed minimum required - The Borrower has 13.37 months in reserves; guideline minimum is 6 months.			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Investor Post-Close	No	10548979
XXXX	XXXX	305232518	C	B	C	A	B	B	A	A	Closed	FCRE1506	2026-08-03 13:23	2026-10-06 16:48	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit findings have been resolved. - Due Diligence Vendor-08/06/2026 Ready for Review-Proof of business paid debt uploaded. - Seller-08/04/2026 Counter-Pending receipt of property 3b being paid by business. - Due Diligence Vendor-08/04/2026 Ready for Review-Uploaded 12 months business bank statements and highlighted the XXXX payment on each month to show paid by business. - Seller-08/03/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. DTI over 64% - Due Diligence Vendor-08/03/2026	Ready for Review-Proof of business paid debt uploaded. - Seller-08/04/2026 Ready for Review-Uploaded 12 months business bank statements and highlighted the XXXX payment on each month to show paid by business. - Seller-08/03/2026	Resolved-Credit findings have been resolved. - Due Diligence Vendor-08/06/2026	Guideline LTV is less than guideline maximum - Required is 90 Borrower has 38.59 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10598693
XXXX	XXXX	305232518	C	B	C	A	B	B	A	A	Closed	FCRE1193	2026-08-03 11:00	2026-08-06 12:27	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received sufficient documentation to support paid by company. Audited DTI of 48.94% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/06/2026
Ready for Review-Document Uploaded. Property was refinanced in June and again in November.  I have highlighted bank statements showing all payments due were made from the business account. - Seller-08/04/2026
Counter-3c payment history provided, however 3b (69-1035) is short the full 12 months of evidence the business pays for this property.  - Due Diligence Vendor-08/04/2026
Ready for Review-Document Uploaded. See attached Pennymac statement for XXXX and 12 months business bank statements showing the business has paid this account for the most recent 12 months. Payments have been highlighted. - Seller-08/03/2026
																						Open-Audited DTI of 64.02% exceeds Guideline DTI of 50% Cannot exclude mortgage payment on property 3C as a full 12 months of business making the payments has not been provided per guideline requirements - Due Diligence Vendor-08/03/2026	Ready for Review-Document Uploaded. Property was refinanced in June and again in November. I have highlighted bank statements showing all payments due were made from the business account. - Seller-08/04/2026 Ready for Review-Document Uploaded. See attached XXXX statement for XXXX and 12 months business bank statements showing the business has paid this account for the most recent 12 months. Payments have been highlighted. - Seller-08/03/2026	Resolved-Received sufficient documentation to support paid by company. Audited DTI of 48.94% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-08/06/2026	Guideline LTV is less than guideline maximum - Required is 90 Borrower has 38.59 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10593766
XXXX	XXXX	305232518	C	B	C	A	B	B	A	A	Closed	FCRE1491	2026-08-03 13:19	2026-08-04 14:10	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Upon further review, personal assets were used for closing/reserves. - Due Diligence Vendor-08/04/2026
Ready for Review-Document Uploaded. See attached access letter for XXXX. We will not be using Shamini income, and have updated the income worksheets to show the correct expense factor per the XXXX matrix on page 30. Please advise if any other loan documentation needs to be updated. - Seller-08/03/2026
																						Open-Asset Qualification Does Not Meet Guideline Requirements per guidelines : If there are non-borrowing owners, they must provide a signed letter acknowledging the Borrower’s access to business funds for qualification purposes. - Due Diligence Vendor-08/03/2026	Ready for Review-Document Uploaded. See attached access letter for XXXX. We will not be using Shamini income, and have updated the income worksheets to show the correct expense factor per the XXXX matrix on page 30. Please advise if any other loan documentation needs to be updated. - Seller-08/03/2026	Resolved-Upon further review, personal assets were used for closing/reserves. - Due Diligence Vendor-08/04/2026	Guideline LTV is less than guideline maximum - Required is 90 Borrower has 38.59 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10598595
XXXX	XXXX	305232518	C	B	C	A	B	B	A	A	Closed	FCOM1124	2026-07-31 09:54	2026-07-31 13:05	Waived	2 - Non-Material	B	B	Compliance	Data	Borrower 1 Final Signature Date is in the future	Waived-Borrower 1 Final Signature Date is greater than the transaction date of XXXX Originator waiver applied to non-material findings - Due Diligence Vendor-07/31/2026		Waived-Borrower 1 Final Signature Date is greater than the transaction date of XXXX Originator waiver applied to non-material findings - Due Diligence Vendor-07/31/2026	Guideline LTV is less than guideline maximum - Required is 90 Borrower has 38.59 Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 773			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	No	10560187
XXXX	XXXX	305216175	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305232465	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Purchase	NA
XXXX	XXXX	305227053	B	B	B	B	A	A	A	A	Closed	FCRE0210	2026-08-04 13:22	2026-08-04 17:39	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/04/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-08/04/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/04/2026	Months Reserves exceed minimum required - 6 months required, borrower has 22.35 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 727 Required is 660 Borrower has 727			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	10621284
XXXX	XXXX	305182377	C	A	C	A	A	A	A	A	Closed	FCRE0025	2026-08-03 13:09	2026-08-12 13:55	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower is party to a lawsuit according to the 1003 declaration	Resolved-Received corrected 1003 - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. - Seller-08/11/2026 Counter-Received memo stating the box was checked in error, please provide corrected 1003 - Due Diligence Vendor-08/10/2026 Ready for Review-Document Uploaded. - Seller-08/06/2026 Open-Borrower is party to a lawsuit according to the 1003 declarations. No additional information provided. - Due Diligence Vendor-08/05/2026	Ready for Review-Document Uploaded. - Seller-08/11/2026 Ready for Review-Document Uploaded. - Seller-08/06/2026	Resolved-Received corrected 1003 - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 710 Required is 660 Borrower has 710 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 31.51 Required is 50 Borrower has 31.51		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	10598348
XXXX	XXXX	305216184	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-08-05 13:10	2026-08-10 11:57	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received RCE. - Due Diligence Vendor-08/10/2026 Ready for Review-Document Uploaded. - Seller-08/06/2026 Open-Insufficient Coverage Amount for Insured Subject Property. Policy coverage of XXXX is not sufficient to cover the lesser of the replacement cost or loan amount. Replacement cost documentation is not in file and loan amount is XXXX. - Due Diligence Vendor-08/05/2026	Ready for Review-Document Uploaded. - Seller-08/06/2026	Resolved-Received RCE. - Due Diligence Vendor-08/10/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.212%. Required is 0.8 Borrower has 1.212 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 816. Required is 700 Borrower has 816		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10644668
XXXX	XXXX	305216197	D	A	D	A	A	A	A	A	Closed	FCRE0082	2026-08-06 09:44	2026-08-28 10:19	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Vested Owner Signature Requirement met. Guideline allows for a property to be vested in an LLC for Business purpose transactions which was evidenced with the Business Purpose Affidavit provided. The borrower, as an individual, is the borrowing entity and is only vesting in an LLC. The Note was executed by the borrower as an individual. - Due Diligence Vendor-08/28/2026
Ready for Review-We Kindly disagree and point out that Section 2.3.1 was met.  Guideline allows for a property to be vested in an LLC for Business purpose transactions; which was evidenced with the Business Purpose Affidavit provided.  We further point out that the 2nd portion would not apply since the borrower, as an individual, is the borrowing entity and is only vesting in an LLC. Please see copy of the Note which is executed by the borrower as an individual. - Seller-08/28/2026
Counter-Received rebuttal and Business Purpose Affidavit.  Must meet guideline 2.3.1 and vesting in business entity is acceptable for DSCR program only.  Finding remains.   - Due Diligence Vendor-08/10/2026
Ready for Review-Document Uploaded. Cake allows for investment NON-QM transactions to take vesting under their business entity and just require the borrower to sign the business purpose addendum.

Please escalate to management .... thank you  - Seller-08/07/2026
Open-Vested Owner Signature Requirement Not met. Title is not allowed to be vested in LLC under the Non-QM guidelines. Ownership or title vesting in the name of a U.S. domestic LLC, partnership, or corporation (collectively, an "Entity") is acceptable for business purpose investment property transactions. Borrowing Entities are permitted exclusively under the DSCR program. The subject was purchased XXXX by the owner of the LLC. The LLC was then sold to the subject borrower on XXXX and a deed transfer to the LLC on XXXX. The current mortgage is in the name of the old owner of the LLC and is current. The subject transaction is a cash-out refinance. Subject to additional conditions. - Due Diligence Vendor-08/06/2026	Ready for Review-We Kindly disagree and point out that Section 2.3.1 was met. Guideline allows for a property to be vested in an LLC for Business purpose transactions; which was evidenced with the Business Purpose Affidavit provided. We further point out that the 2nd portion would not apply since the borrower, as an individual, is the borrowing entity and is only vesting in an LLC. Please see copy of the Note which is executed by the borrower as an individual. - Seller-08/28/2026

 Ready for Review-Document Uploaded. Cake allows for investment NON-QM transactions to take vesting under their business entity and just require the borrower to sign the business purpose addendum.

Please escalate to management .... thank you  - Seller-08/07/2026

																								Resolved-Vested Owner Signature Requirement met. Guideline allows for a property to be vested in an LLC for Business purpose transactions which was evidenced with the Business Purpose Affidavit provided. The borrower, as an individual, is the borrowing entity and is only vesting in an LLC. The Note was executed by the borrower as an individual. - Due Diligence Vendor-08/28/2026	Qualifying DTI below maximum allowed - Max 50%, actual 13.73% Qualifying FICO score is at least 20 points above minimum for program - Min 680, actual 793		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10663809
XXXX	XXXX	305216197	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-08-06 07:35	2026-08-18 17:18	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received full mortgage payment history for primary. - Due Diligence Vendor-08/18/2026
Ready for Review-Document Uploaded. Please see the attached note for XXXX showing a first payment due date of XXXX. Additionally, the account printout shows that the borrower made the first payment on XXXX, indicating that the payment was made ahead of the scheduled due date. - Seller-08/17/2026
Counter-Received payment history printout XXXX-8 months.  Credit report provided does not reflect accurate dates as 5 months rating through XXXX.  Provide printout reflecting 12 months or credit supplement confirming months of payments reflecting.   - Due Diligence Vendor-08/10/2026
Ready for Review-Document Uploaded. Please see the attached account printout covering January through XXXX. Combined with the mortgage payment history reflected on the credit report, this provides the required 12-month mortgage payment history for the borrower's primary residence. - Seller-08/07/2026
																						Open-Housing History Does Not Meet Guideline Requirements Provide a satisfactory mortgage history for the borrower's primary residence. Credit report only reflects a mortgage history of 5 months for the primary residence. Borrower purchased XXXX. Subject to additional conditions. - Due Diligence Vendor-08/06/2026	Ready for Review-Document Uploaded. Please see the attached note for XXXX showing a first payment due date of XXXX. Additionally, the account printout shows that the borrower made the first payment on XXXX, indicating that the payment was made ahead of the scheduled due date. - Seller-08/17/2026 Ready for Review-Document Uploaded. Please see the attached account printout covering XXXX through XXXX. Combined with the mortgage payment history reflected on the credit report, this provides the required 12-month mortgage payment history for the borrower's primary residence. - Seller-08/07/2026	Resolved-Received full mortgage payment history for primary. - Due Diligence Vendor-08/18/2026	Qualifying DTI below maximum allowed - Max 50%, actual 13.73% Qualifying FICO score is at least 20 points above minimum for program - Min 680, actual 793		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10660342
XXXX	XXXX	305216197	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-08-05 13:32	2026-08-10 15:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter and license validation. - Due Diligence Vendor-08/10/2026 Ready for Review-Document Uploaded. See the attached CPA letter confirming the 2 existing of the borrower's business with an 100% vested interest. - Seller-08/07/2026 Open-Borrower 1 CPA Letter Missing The business must be evidenced as in existence for a minimum of one (1) year with a minimum of 2 years in the same line of business by: a CPA Letter, Business License, or other reasonable evidence of business activity. - Due Diligence Vendor-08/05/2026	Ready for Review-Document Uploaded. See the attached CPA letter confirming the 2 existing of the borrower's business with an 100% vested interest. - Seller-08/07/2026	Resolved-Received CPA letter and license validation. - Due Diligence Vendor-08/10/2026	Qualifying DTI below maximum allowed - Max 50%, actual 13.73% Qualifying FICO score is at least 20 points above minimum for program - Min 680, actual 793		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10645120
XXXX	XXXX	305216226	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-08-03 15:11	2026-08-07 12:53	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-08/07/2026
Ready for Review-Document Uploaded. The $950 was cured on the final CD- attached

There was a loan amount change from XXXX that caused the mortgage broker fee to change - see attached  - Seller-08/07/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,832.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $882.00 Mortgage Broker Fee and $950.00 Second Appraisal Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $XX.xx, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date:XXXX remains EV3C. Please provide a valid coc for increases - Due Diligence Vendor-08/03/2026	Ready for Review-Document Uploaded. The $950 was cured on the final CD- attached There was a loan amount change from XXXX that caused the mortgage broker fee to change - see attached - Seller-08/07/2026	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-08/07/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.65 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 774		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10601533
XXXX	XXXX	305216226	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-08-03 15:11	2026-08-07 12:53	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-08/07/2026
Ready for Review-Document Uploaded. See attached  - Seller-08/07/2026
																						Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Credit Report Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-08/03/2026	Ready for Review-Document Uploaded. See attached - Seller-08/07/2026	Resolved-Received PCCD XXXX correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-08/07/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.65 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 774		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10601537
XXXX	XXXX	305216226	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-08-03 15:11	2026-08-07 12:46	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-08/07/2026
Ready for Review-Document Uploaded. See attached - Seller-08/07/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD XXXX(Both) and XXXX (Both) are not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-08/03/2026	Ready for Review-Document Uploaded. See attached - Seller-08/07/2026	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-08/07/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.65 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 774		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10601532
XXXX	XXXX	305216304	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305232809	C	B	C	B	A	A	A	A	Closed	FCRE8611	2026-08-06 16:38	2026-08-11 08:55	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income/Employment General	Waived-Originator exception granted, non material waiver applied with comp factors. - Due Diligence Vendor-08/11/2026
																						Open-Guidelines for bank statement loans state accounts reflecting negative month-end balances are not permitted. The loan file contains an Exception Form which states -Borrower has 2 months in the last 12 with negative month end balance. Borrower banks with XXXX and has overdraft protection. Account for overdraft protection has balance of at least $150,000 for the last 12 months. Borrower has never incurred NSF fee or returned check, but XXXX will let the account go negative and 2 months show negative ending balance. Most recent income and OD protection statement attached. The bank statements ending XXXX reflect negative balances. Additional findings may apply. - Due Diligence Vendor-08/06/2026		Waived-Originator exception granted, non material waiver applied with comp factors. - Due Diligence Vendor-08/11/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.62 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 799 Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 69.88	Stellar credit History Significant down payment High Discretionary income (residual income) Stable job history LTV less than program requirement		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	10673755
XXXX	XXXX	305232809	C	B	C	B	A	A	A	A	Closed	FCRE1198	2026-08-06 16:22	2026-08-10 14:09	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received corrected 1008 reflecting qualifying terms Qualification Rate: Qualify at the greater of the Fully Indexed Rate or the Note Rate and reserves are sufficient.
 - Due Diligence Vendor-08/10/2026
Ready for Review-Document Uploaded. See corrected 1008 attached; borrower was incorrectly qualified at note rate +  2, but should have been qualified at margin + index for an XXXX loan.  The total maximum PITIA is XXXX and borrower has sufficient assets for 6 months reserves. - Seller-08/07/2026
																						Open-Audited Reserves of 5.59 month(s) are less than Guideline Required Reserves of 6 month(s) Short reserves by $3,680.80. - Due Diligence Vendor-08/06/2026	Ready for Review-Document Uploaded. See corrected 1008 attached; borrower was incorrectly qualified at note rate + 2, but should have been qualified at margin + index for an XXXX loan. The total maximum PITIA is XXXX and borrower has sufficient assets for 6 months reserves. - Seller-08/07/2026	Resolved-Received corrected 1008 reflecting qualifying terms Qualification Rate: Qualify at the greater of the Fully Indexed Rate or the Note Rate and reserves are sufficient. - Due Diligence Vendor-08/10/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 44.62 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 799 Guideline: LTV is less than guideline maximum - Required is 90 Borrower has 69.88		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10673564
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-08-10 11:18	2026-08-17 09:33	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Income docs provided. - Due Diligence Vendor-08/17/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing property information for several properties to fully verify PITIA payments. Missing XXXX Extensions and employment information. Missing mtg history information for three properties. - Due Diligence Vendor-08/10/2026		Resolved-Income docs provided. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10710879
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE1324	2026-08-10 10:34	2026-08-17 09:32	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Resolved-Received signed tax returns. - Due Diligence Vendor-08/13/2026 Ready for Review-Document Uploaded. - Seller-08/12/2026 Ready for Review-Document Uploaded. Signed XXXX Personal Tax Return - Seller-08/12/2026 Open-Borrower 1 Tax Returns Not Signed 1). Need all XXXX Personal and Business returns signed and dated. 2). Need XXXX Personal Returns signed and dated. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. - Seller-08/12/2026 Ready for Review-Document Uploaded. Signed XXXX Personal Tax Return - Seller-08/12/2026	Resolved-Received signed tax returns. - Due Diligence Vendor-08/13/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10708906
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE1319	2026-08-10 10:38	2026-08-17 09:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Tax Returns Missing	Resolved-XXXX personal extension provided and proof of payment. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. See XXXX personal tax extension.  - Seller-08/14/2026
Counter-Received XXXX payment.  Missing XXXX extension.   - Due Diligence Vendor-08/12/2026
Ready for Review-Document Uploaded. Borrower is on XXXX extension - Seller-08/10/2026
																						Open-Borrower 1 Personal Tax Returns Missing Missing XXXX Personal Return Extensions to verify they could wait to file XXXX returns. If any money is owed from Extensions, proof money was paid and received from XXXX is required. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. See XXXX personal tax extension. - Seller-08/14/2026 Ready for Review-Document Uploaded. Borrower is on XXXX extension - Seller-08/10/2026	Resolved-XXXX personal extension provided and proof of payment. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10709050
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE1322	2026-08-10 10:38	2026-08-17 09:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Business Tax Returns Missing	Resolved-XXXX business tax return extensions provided. - Due Diligence Vendor-08/17/2026 Ready for Review-Document Uploaded. Borrower is on XXXX Business Extension, see attached for XXXX. - Seller-08/14/2026 Open-Borrower 1 Business Tax Returns Missing Missing XXXX Businesses Extensions to verify they could wait to file XXXX returns. If any money is owed from Extensions, proof money was paid and received from XXXX is required. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. Borrower is on XXXX Business Extension, see attached for XXXX. - Seller-08/14/2026	Resolved-XXXX business tax return extensions provided. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10709051
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE0200	2026-08-10 13:54	2026-08-12 13:36	Resolved	1 - Information	C	A	Credit	Debt	Missing proof of liability not disclosed on credit report	Resolved-Received verification of property associated and borrower no obligation. - Due Diligence Vendor-08/12/2026 Ready for Review-This is for XXXX. XXXX is on the mortgage for the 1st Lien, not for the second. This was provided just to show that XXXX isn't on the payment. - Seller-08/10/2026 Open-1). XXXX- need to verify what property this is associated with not on credit report - Due Diligence Vendor-08/10/2026	Ready for Review-This is for XXXX. XXXX is on the mortgage for the 1st Lien, not for the second. This was provided just to show that XXXX isn't on the payment. - Seller-08/10/2026	Resolved-Received verification of property associated and borrower no obligation. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10715208
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-08-10 12:06	2026-08-12 13:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received property profile confirming vacant land. - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. There is no HOA for property: XXXX.- property is vacant land. - Seller-08/10/2026 Open- REO properties 3K - Need to verify if this property has HOI (as no information was indicated and no HOI is in file) - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. There is no HOA for property: XXXX.- property is vacant land. - Seller-08/10/2026	Resolved-Received property profile confirming vacant land. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10712212
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE0240	2026-08-10 13:55	2026-08-12 13:32	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Property 6: Missing Supporting Credit Documents	Resolved-Received confirmation free and clear and no HOI - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. Document Uploaded. No HOI - for XXXX. Property is free and clear. Property Taxes only: XXXX/ month (see property profile). - Seller-08/10/2026 Open- 1003 REO section - Property 3L - Need to verify if property was refinanced with fully executed final CD. Need mortgage statement to verify payment includes full PITI (or HOI/Taxes would need to be obtained to add into DTI as no HOI is in file). - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. Document Uploaded. No HOI - for XXXXr. Property is free and clear. Property Taxes only: XXXX/ month (see property profile). - Seller-08/10/2026	Resolved-Received confirmation free and clear and no HOI - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10715243
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCOM9602	2026-08-10 13:51	2026-08-12 13:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 3: HO-6 Insurance Policy is Missing	Resolved-Received associated mortgage statement. - Due Diligence Vendor-08/12/2026 Counter-Received HOI. Please confirm mortgage associated with property. - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. HOI for XXXX- Seller-08/10/2026 Open- REO property 3G - Need HOI for this property as no HOI is showing on Dec Page provided. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. HOI for XXXX - Seller-08/10/2026	Resolved-Received associated mortgage statement. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10715149
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE0239	2026-08-10 13:54	2026-08-12 13:27	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Property 5: Missing Supporting Credit Documents	Resolved-Received associated mortgage statement. - Due Diligence Vendor-08/12/2026
Ready for Review-Document Uploaded. Disregard previous comment. See attached Final CD and Mortgage Statement for 3G (XXXX) - Seller-08/10/2026
Ready for Review-Document Uploaded. No HOI - property is free and clear.
Property Taxes only: XXXX
 - Seller-08/10/2026
																						Open-1003 REO Property 3G - Need to verify if property is owned F&C OR if there is a mortgage - need final CD showing if it was recently refinanced and mortgage statement to verify PITI payment. (If payment does not include full PITI - need Taxes/HOI to add into DTI - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. Disregard previous comment. See attached Final CD and Mortgage Statement for 3G (XXXX) - Seller-08/10/2026 Ready for Review-Document Uploaded. No HOI - property is free and clear. Property Taxes only:XXXX - Seller-08/10/2026	Resolved-Received associated mortgage statement. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10715219
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCOM9603	2026-08-10 13:52	2026-08-12 13:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 4: HO-6 Insurance Policy is Missing	Resolved-Received HOI - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. HOI for 3E (XXXX) - Seller-08/10/2026 Open- REO properties 3E - Need HOI for this property as no HOI was provided. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. HOI for 3E (XXXX) - Seller-08/10/2026	Resolved-Received HOI - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10715179
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE8001	2026-08-10 13:39	2026-08-12 13:15	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Property 2: HOA documentation missing	Resolved-Received validation of HOA - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. HOA for XXXX. - Seller-08/10/2026 Open-1003 - REO properties 3C - Need HOA for this property as no information was provided in file - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. HOA for XXXX. - Seller-08/10/2026	Resolved-Received validation of HOA - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10714759
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE0241	2026-08-10 13:55	2026-08-12 13:14	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Property 7: Missing Supporting Credit Documents	Resolved-Received current mortgage statement as no refi completed. - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. See mortgage statement for 3J/ XXXX. Property is in the process of getting refinanced, but has not yet closed. - Seller-08/10/2026 Open-. 1003 REO section - Property 3J - Need to verify if property was refinanced with fully executed final CD. Need mortgage statement to verify payment includes full PITI. (If it does not - need taxes and HOI to add into DTI) - HOA has been verified. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. See mortgage statement for 3J/ XXXX. Property is in the process of getting refinanced, but has not yet closed. - Seller-08/10/2026	Resolved-Received current mortgage statement as no refi completed. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10715266
XXXX	XXXX	305241198	D	A	D	A	A	A	A	A	Closed	FCRE8000	2026-08-10 13:38	2026-08-12 13:07	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Property 1: HOA documentation missing	Resolved-Received 2026 total HOA dues - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. HOA statement for 3H/ XXXX. - Seller-08/11/2026 Open- 1003 - REO properties 3H - Need updated HOA as last document provided is through XXXX. Need most recent HOA to verify if payment increased. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. HOA statement for 3H/ XXXX. - Seller-08/11/2026	Resolved-Received XXXX total HOA dues - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 762 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.93 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 64.31		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Second Home	Refinance	Cash Out - Other	N/A	N/A	10714731
XXXX	XXXX	305216214	C	A	C	A	A	A	A	A	Closed	FCRE1506	2026-08-07 07:57	2026-08-19 10:17	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received proof of Housing History. - Due Diligence Vendor-08/11/2026 Ready for Review-Please refer to uploaded documents in related finding. - Seller-08/10/2026 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. The borrower's 12 month most recent rental payment history was not identified in the file. - Due Diligence Vendor-08/07/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-08/10/2026	Resolved-Received proof of Housing History. - Due Diligence Vendor-08/11/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.44 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 41.67			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10682412
XXXX	XXXX	305216214	C	A	C	A	A	A	A	A	Closed	FCRE0105	2026-08-07 07:54	2026-08-14 17:43	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received Report. - Due Diligence Vendor-08/14/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-08/13/2026
Counter-Received CPM and Questionnaire.  Structural report is still required.  Finding remains.  - Due Diligence Vendor-08/11/2026
Ready for Review-The project is XXXX approved with an expiration date of XXXX. Please see attached.  - Seller-08/10/2026
																						Open-The file does not contain the required structural engineer report per state law. The structural engineering report was not identified in the file. The subject was built XXXX and is within XXXX miles of the ocean and is XXXX stories. - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/13/2026 Ready for Review-The project is XXXX approved with an expiration date of XXXX. Please see attached. - Seller-08/10/2026	Resolved-Received Report. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.44 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 41.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10682351
XXXX	XXXX	305216214	C	A	C	A	A	A	A	A	Closed	FCRE3091	2026-08-07 06:40	2026-08-11 14:11	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Note Date	Resolved-Received updated master policy. - Due Diligence Vendor-08/11/2026 Ready for Review-Document Uploaded. The master HOI expires on XXXX. Please see attached. - Seller-08/10/2026 Open-Master Policy Expiration Date of XXXX is Prior To the Transaction Date of XXXX The master policy in file expires XXXX. The subject loan closed XXXX. No additional master policy documentation was identified in the file. - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. The master HOI expires on XXXX. Please see attached. - Seller-08/10/2026	Resolved-Received updated master policy. - Due Diligence Vendor-08/11/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.44 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 41.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10680796
XXXX	XXXX	305216214	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-08-07 07:12	2026-08-11 14:07	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VORs documenting prior and current rental history. - Due Diligence Vendor-08/11/2026

Ready for Review-Document Uploaded. Please see attached. - Seller-08/10/2026

																						Open-Housing History Does Not Meet Guideline Requirements Per the application the borrower was renting at 2 different locations over the previous 12 months with rental payments of $5,650 and $7,000 respectively. Per the applicable guidelines VOR or copies of the leases with canceled checks are required to verify the housing history. The borrower's bank statement shows a $5,650 rental payment on 6/1/26 and 6/30/26. Please provide Lease and 3 missing rent payment amounts of $5650 through bank statements or cancelled checks or VOR for current adress that matches $5650/monthly. Provide 6 months bank statements or cancelled checks and lease or VOR for $7000 monthly for prior residence. - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-08/10/2026	Resolved-Received VORs documenting prior and current rental history. - Due Diligence Vendor-08/11/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.44 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 41.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10681578
XXXX	XXXX	305216214	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-08-06 15:13	2026-08-11 14:02	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received DOT with legal within document. - Due Diligence Vendor-08/11/2026 Ready for Review-Document Uploaded. The Legal Description is spelled out on page 2 of the DOT previously uploaded with the loan file. - Seller-08/10/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. The legal description was not attached to the mortgage. - Due Diligence Vendor-08/06/2026	Ready for Review-Document Uploaded. The Legal Description is spelled out on page 2 of the DOT previously uploaded with the loan file. - Seller-08/10/2026	Resolved-Received DOT with legal within document. - Due Diligence Vendor-08/11/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 792 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 14.44 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 41.67		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10671679
XXXX	XXXX	305194668	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305216179	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305196392	B	A	B	A	A	A	A	A	Closed	FCRE1182	2026-08-07 15:19	2026-08-14 12:30	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Received loan approval. - Due Diligence Vendor-08/14/2026 Ready for Review-Document Uploaded. Corrected UW approval attached. - Seller-08/12/2026 Counter-Received Internal Underwriter Approval however appraised value differs from appraisal received. Please clarify as appraisal received value is XXXX - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. - Seller-08/11/2026 Open-Missing Approval/Underwriting Summary - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. Corrected UW approval attached. - Seller-08/12/2026 Ready for Review-Document Uploaded. - Seller-08/11/2026	Resolved-Received loan approval. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 763 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.102 Required is 0.75 Borrower has 1.102		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10692295
XXXX	XXXX	305196382	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-08-07 16:55	2026-08-12 15:54	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received completed VOM for subject - Due Diligence Vendor-08/12/2026 Ready for Review-Document Uploaded. Completed VOM attached - Seller-08/11/2026 Open-Housing History Does Not Meet Guideline Requirements Per guides, verification of mortgage for subject is required. Mortgage does not appear to be reported to credit. Mortgage has been active since XXXX. Verification of Mortgage form provided is signed, but the payment history portion is not completed. Additional findings may apply. - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. Completed VOM attached - Seller-08/11/2026	Resolved-Received completed VOM for subject - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 783 DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.75 Borrower has 1.003 Months Reserves exceed minimum required - Guides require 6 months reserves and the borrower has 199 months.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10694590
XXXX	XXXX	305216225	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305241190	C	A	C	A	A	A	A	A	Closed	FCRE0970	2026-08-11 12:25	2026-08-14 11:32	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Lender provided revised appraisal- comment on page 13 of updated appraisal confirms there is no stove in the kitchenette. - Due Diligence Vendor-08/14/2026 Ready for Review-Document Uploaded. See comment on page 13 of updated appraisal; there is no stove in the kitchenette. - Seller-08/14/2026 Open-Please confirm that the Kitchenette in Bonus Room does not contain a stove. Additional findings may apply. - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. See comment on page 13 of updated appraisal; there is no stove in the kitchenette. - Seller-08/14/2026	Resolved-Lender provided revised appraisal- comment on page 13 of updated appraisal confirms there is no stove in the kitchenette. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 769 Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 80		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA	N/A	N/A	10743052
XXXX	XXXX	305216288	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305216140	C	A	A	A	C	A	A	A	Closed	finding-3532	2026-08-07 15:07	2026-08-14 11:01	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Received disclosure tracking, finding resolved. - Due Diligence Vendor-08/14/2026
Ready for Review-Document Uploaded. See attached - Seller-08/12/2026
																						Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. ----- Initial CD XXXX is not signed and there is no evidence in file to determine if it was provided to borrower at least three days prior to closing date of XXXX. Statute of Limitations 3 years- Expiration date is XXXX. - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. See attached - Seller-08/12/2026	Resolved-Received disclosure tracking, finding resolved. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 811 Guideline: Qualifying DTI below maximum allowed - Required is 45 Borrower has 31.22		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10692069
XXXX	XXXX	305216140	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-08-07 15:07	2026-08-14 11:00	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation for decrease, finding resolved. - Due Diligence Vendor-08/14/2026
Ready for Review-Document Uploaded. The lender credit went from $236 to $714 due to waiving escrows - see attached
The discount went from $714 to $46 due to a branch exception - see attached  - Seller-08/12/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($45.60) does not exceed or equal the comparable sum of specific and non-specific lender credits ($236.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $236.00 to $45.60 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $190.40, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. Please provide valid coc for decreases. - Due Diligence Vendor-08/07/2026	Ready for Review-Document Uploaded. The lender credit went from $236 to $714 due to waiving escrows - see attached The discount went from $714 to $46 due to a branch exception - see attached - Seller-08/12/2026	Resolved-Received explanation for decrease, finding resolved. - Due Diligence Vendor-08/14/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 811 Guideline: Qualifying DTI below maximum allowed - Required is 45 Borrower has 31.22		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10692070
XXXX	XXXX	305216131	D	B	D	A	C	B	A	A	Closed	FCRE9814	2026-08-12 13:48	2026-08-17 12:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Trust Agreement	Resolved-Received Grant Deed confirming Trust names for seller - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. It should be noted that the seller is XXXX, and the seller’s trust is identified as the XXXX, dated XXXX.

We are providing a copy of the subject transaction’s Grant Deed dated XXXX, which identifies XXXX as the trustee of the XXXX, as he executed the document in his capacity as trustee.

Additionally, we are providing a copy of the recorded Grant Deed dated XXXX, which documents the transfer of the property from the borrower individually into the XXXX.

Since both Grant Deeds were accepted and recorded, the documentation sufficiently supports that XXXX has the authority to sign on behalf of the XXXX. Therefore, no additional documentation should be required. - Seller-08/13/2026
Open-Misusing Trust Agreement for Seller to confirm Signing Authority. - Due Diligence Vendor-08/12/2026	Ready for Review-Document Uploaded. It should be noted that the seller is XXXX, and the seller’s trust is identified as the XXXX, dated March 31, 2022.

We are providing a copy of the subject transaction’s Grant Deed dated XXXX, which identifies XXXX as the trustee of the XXXX, as he executed the document in his capacity as trustee.

Additionally, we are providing a copy of the recorded Grant Deed dated XXXX, which documents the transfer of the property from the borrower individually into the XXXX.

Since both Grant Deeds were accepted and recorded, the documentation sufficiently supports that XXXX has the authority to sign on behalf of the XXXX. Therefore, no additional documentation should be required. - Seller-08/13/2026
																								Resolved-Received Grant Deed confirming Trust names for seller - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744 Residual Income =/> 1.5 times $3,500 monthly residual income -		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10770257
XXXX	XXXX	305216131	D	B	D	A	C	B	A	A	Closed	finding-3652	2026-08-10 10:02	2026-08-17 08:14	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC explanation. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. the lender credit went from $12,267 to $11,484 due to the change in interest rate - see attached - Seller-08/13/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($11,484.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($12,267.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $12,267.00 to $11,484.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $783.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. the lender credit went from $12,267 to $11,484 due to the change in interest rate - see attached - Seller-08/13/2026	Resolved-Received COC explanation. Finding Resolved. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744 Residual Income =/> 1.5 times $3,500 monthly residual income -		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10708235
XXXX	XXXX	305216131	D	B	D	A	C	B	A	A	Closed	finding-3634	2026-08-10 10:02	2026-08-17 08:14	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded.  - Seller-08/14/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $118.70.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $118.07 (Credit Report Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $118.07, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. - Seller-08/14/2026	Cured------Received PCCD XXXX with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744 Residual Income =/> 1.5 times $3,500 monthly residual income -		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10708237
XXXX	XXXX	305216131	D	B	D	A	C	B	A	A	Closed	finding-3352	2026-08-10 10:02	2026-08-17 08:14	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/12/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/10/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 744 Residual Income =/> 1.5 times $3,500 monthly residual income -			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10708240
XXXX	XXXX	305241189	C	A	C	A	C	A	A	A	Closed	finding-47	2026-08-10 11:56	2026-08-13 14:35	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-PCCD received, finding resolved. - Due Diligence Vendor-08/13/2026
Ready for Review-Document Uploaded. PCCD  - Seller-08/12/2026
																						Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ),Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----The Cancel of Date on the Right to Cancel doc is 08/05/2026 and is less than three days from the closing date of XXXX. Three days of Rescission was not provided to borrower. Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. PCCD - Seller-08/12/2026	Resolved-PCCD received, finding resolved. - Due Diligence Vendor-08/13/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.14 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 38.89		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10711884
XXXX	XXXX	305241189	C	A	C	A	C	A	A	A	Closed	FCRE0075	2026-08-10 10:52	2026-08-13 13:40	Resolved	1 - Information	C	A	Credit	Eligibility	CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration	Resolved-Received corrected 1003 and confirmation borrower not cosigner on applicable debts. - Due Diligence Vendor-08/13/2026 Ready for Review-Document Uploaded. See attached corrected final 1003. Borrower had listed business debt, but it should not be included as it is in business name and paid by business. - Seller-08/12/2026 Open-CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration. Per declaration, missing documentation regarding co signor or guarantor on debt. additional conditions may apply. - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. See attached corrected final 1003. Borrower had listed business debt, but it should not be included as it is in business name and paid by business. - Seller-08/12/2026	Resolved-Received corrected 1003 and confirmation borrower not cosigner on applicable debts. - Due Diligence Vendor-08/13/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.14 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 791 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 38.89		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10709386
XXXX	XXXX	305194775	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXX	XXXX	305216248	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-08-12 21:46	2026-08-24 17:19	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM's for the primary. - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. Providing copies of both VOM’s for the subject property with XXXX.   - Seller-08/21/2026
Counter-Received mortgage statement for XXXX reflecting REO 3b. Missing VOM for both loans 1003F reflects primary is subject to XXXX.  - Due Diligence Vendor-08/18/2026
Ready for Review-Document Uploaded. The guidelines only require the subject mortgage to be verified as current through the closing date. The XXXX was reported as current through XXXX on the credit report, and the XXXX mortgage statement reflects no past-due amounts paid year-to-date. Additionally, the refreshed report through XXXX did not indicate that the borrower was past due.

Therefore, the loan file does not require any additional documentation. - Seller-08/17/2026
																						Open-Housing History Does Not Meet Guideline Requirements Missing proof of July mortgage payment for XXXX - Due Diligence Vendor-08/13/2026	Ready for Review-Document Uploaded. Providing copies of both VOM’s for the subject property with XXXX. - Seller-08/21/2026 Ready for Review-Document Uploaded. The guidelines only require the subject mortgage to be verified as current through the closing date. The XXXX was reported as current through XXXX on the credit report, and the June mortgage statement reflects no past-due amounts paid year-to-date. Additionally, the refreshed report through XXXX did not indicate that the borrower was past due. Therefore, the loan file does not require any additional documentation. - Seller-08/17/2026	Resolved-Received VOM's for the primary. - Due Diligence Vendor-08/24/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.63 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 731		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10777896
XXXX	XXXX	305227048	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305216151	C	A	C	A	C	A	A	A	Closed	FCRE1198	2026-08-12 22:34	2026-08-18 17:13	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received printout confirming sufficient reserves. - Due Diligence Vendor-08/18/2026 Ready for Review-Document Uploaded. See attached Asset Reserves - Seller-08/13/2026 Open-Audited Reserves of 4.51 month(s) are less than Guideline Required Reserves of 6 month(s) Currently short funds to cover the 6 month reserves. Upon receipt of proof of sufficient funds, addition information maybe required. - Due Diligence Vendor-08/13/2026	Ready for Review-Document Uploaded. See attached Asset Reserves - Seller-08/13/2026	Resolved-Received printout confirming sufficient reserves. - Due Diligence Vendor-08/18/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.83 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10778789
XXXX	XXXX	305216151	C	A	C	A	C	A	A	A	Closed	finding-3634	2026-08-10 10:07	2026-08-17 09:46	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received PCCD XXXX correcting location of fee. Finding Reolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. See attached - fee is in the wrong block  - Seller-08/14/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $300.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $300.00 (Notary Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $300.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-08/10/2026	Ready for Review-Document Uploaded. See attached - fee is in the wrong block - Seller-08/14/2026	Resolved-Received PCCD XXXX correcting location of fee. Finding Reolved. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.83 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10708347
XXXX	XXXX	305216185	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305216217	C	A	A	A	C	A	A	A	Closed	FCOM1978	2026-08-12 10:04	2026-08-17 07:54	Resolved	1 - Information	C	A	Compliance	TRID	Missing Intent to Proceed	Resolved-Received signed Intent to Proceed Form. Finding Resolved. - Due Diligence Vendor-08/17/2026 Ready for Review-Document Uploaded. - Seller-08/14/2026 Ready for Review-Document Uploaded. see the attached condition - Seller-08/14/2026 Open-There are fees on the final CD that are POC and borrower's signed intent to proceed is missing from file. - Due Diligence Vendor-08/12/2026	Ready for Review-Document Uploaded. - Seller-08/14/2026 Ready for Review-Document Uploaded. see the attached condition - Seller-08/14/2026	Resolved-Received signed Intent to Proceed Form. Finding Resolved. - Due Diligence Vendor-08/17/2026	Credit history exceeds minimum required - 0X30 reporting since 11/2021. Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.18		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10764035
XXXX	XXXX	305216217	C	A	A	A	C	A	A	A	Closed	finding-3635	2026-08-11 13:08	2026-08-17 07:51	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. See attached - Seller-08/14/2026
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($6,892.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees (Document Preparation Fee $225.00, Lender's Title Insurance Policy $1,227.00, Loan Tie In Fee $375.00, Recording Service Fee $25.00, Settlement or Closing Fee $2,887.50, Signing Fee $250.00, Sub-Escrow Fee $62.50, Title Courier Fee $295.00, Title Endorsement Fee $125.00, Transaction Coordinator Fee $995.00, Wire Transfer Fee $50.00) increased by $6,892.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $6,892.00
																						, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. See attached - Seller-08/14/2026	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026	Credit history exceeds minimum required - 0X30 reporting since 11/2021. Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.18		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10744158
XXXX	XXXX	305216217	C	A	A	A	C	A	A	A	Closed	finding-3515	2026-08-11 13:08	2026-08-17 07:51	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. Attached  - Seller-08/14/2026
																						Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on Independence Day (observed) on Friday (XXXX)As not being open on SundayAs not being open on Independence Day (XXXX)As not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. -----Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. Attached - Seller-08/14/2026	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026	Credit history exceeds minimum required - 0X30 reporting since 11/2021. Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.18		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10744159
XXXX	XXXX	305216217	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-08-11 13:08	2026-08-17 07:51	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/13/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/11/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/13/2026	Credit history exceeds minimum required - 0X30 reporting since 11/2021. Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.18			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10744160
XXXX	XXXX	305216217	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-08-11 13:08	2026-08-17 07:51	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. Attached - Seller-08/14/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($3,524.95) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,525.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $3,525.00 to $3,524.95 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $0.05, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. Cannot test properly due to missing initial LE. - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. Attached - Seller-08/14/2026	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026	Credit history exceeds minimum required - 0X30 reporting since 11/2021. Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.18		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10744153
XXXX	XXXX	305216217	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-08-11 13:08	2026-08-17 07:51	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. Attached - Seller-08/14/2026
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $18,037.13.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $18,037.13 (Mortgage Broker Fee $15,050.00, Underwriting Fee $2,195.00, Appraisal Fee $595.00, Credit Report Fee $114.63, Flood Certification - Single Charge or Life of Loan $8.50, Tax Service Fee $74.00)
																						) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $18,037.13, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C. Cannot test properly due to missing initial LE. - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. Attached - Seller-08/14/2026	Resolved-Received initial LE XXXX. Finding Resolved. - Due Diligence Vendor-08/17/2026	Credit history exceeds minimum required - 0X30 reporting since 11/2021. Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 40.18		XXXX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10744155
XXXX	XXXX	305216249	C	A	C	A	C	A	A	A	Closed	FCRE1198	2026-08-13 11:51	2026-08-24 14:24	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received documentation for the gifts of $100,000. Reserves are now met and cash to close is sufficient - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. The loan file contains a complete paper trail documenting the following assets:
• Two $100,000 EMD deposits wired into escrow from XXXX, supported by the wire receipts and Statement of Information(last page of provided document).
• Gift funds in the amount of $169,000.00 wired into escrow on XXXX, as previously provided.
• XXXX business account ending in XXXX, with an available balance of $224,102.83, as previously provided.
The total verified funds are $593,102.83, which is sufficient to satisfy the required funds. Therefore, no additional documentation is required.
 - Seller-08/21/2026
Counter-Received gift for $169,000 (missing documentation for 2 gifts in the amount of $100,000 dated differently), missing documentation for EMD clearing in the amount of $200,000. Per Final CD credit was given for the EMD. please provide documentation for EMD (copy of check or Wire). Down Payment and CC from final CD is $370411.87, Reserves are $158188.32=$528600.19-$224102.83=$304497.36- $169000=$135497.36 short funds unless we document EMD/Gifts
 - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. The loan file contains the following verified assets:
• Gift funds wired into escrow in the amount of $169,000.00 on XXXX.
• XXXX business account ending in XXXX with an available balance of $224,102.83.
The total verified funds available are $393,102.83. The loan requires $167,081.79 in funds to be verified for the COE, plus nine months of reserves totaling $158,188.32, for total required funds of $325,270.11.
Therefore, the loan file reflects a surplus of $67,832.72 above the total required funds.
 - Seller-08/13/2026
Open-Audited Reserves of 7.09 month(s) are less than Guideline Required Reserves of 9 month(s) Verified assets do not cover minimum asset requirement of 9 months. - Due Diligence Vendor-08/13/2026	Ready for Review-Document Uploaded. The loan file contains a complete paper trail documenting the following assets:
• Two $100,000 EMD deposits wired into escrow from XXXX, supported by the wire receipts and Statement of Information(last page of provided document).
• Gift funds in the amount of $169,000.00 wired into escrow on XXXX, as previously provided.
• XXXX, with an available balance of $224,102.83, as previously provided.
The total verified funds are $593,102.83, which is sufficient to satisfy the required funds. Therefore, no additional documentation is required.
 - Seller-08/21/2026
 Ready for Review-Document Uploaded. The loan file contains the following verified assets:
• Gift funds wired into escrow in the amount of $169,000.00 on XXXX.
• XXXX with an available balance of $224,102.83.
The total verified funds available are $393,102.83. The loan requires $167,081.79 in funds to be verified for the COE, plus nine months of reserves totaling $158,188.32, for total required funds of $325,270.11.
Therefore, the loan file reflects a surplus of $67,832.72 above the total required funds.
 - Seller-08/13/2026
																								Resolved-Received documentation for the gifts of $100,000. Reserves are now met and cash to close is sufficient - Due Diligence Vendor-08/24/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.91 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 774		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10790704
XXXX	XXXX	305216249	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-08-11 09:56	2026-08-17 14:58	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Ex A legal description, There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-08/17/2026 Ready for Review-Document Uploaded. see the attached recorded document with a copy of the legal description attached. - Seller-08/14/2026 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached Exhibit A Legal Description - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. see the attached recorded document with a copy of the legal description attached. - Seller-08/14/2026	Resolved-Received Ex A legal description, There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-08/17/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.91 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 774		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10738186
XXXX	XXXX	305216249	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-08-11 10:34	2026-08-17 08:49	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC's decrease in fees. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. The lender credit decreased from $4998 to $4207.50 due to the change in loan amount
The lender credit decreased from $4207.50 to $1402.50 due to escrows being waived - Seller-08/14/2026
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,402.50) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,998.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $4,998.00 to $1,402.50 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $3,595.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date:XXXX remains EV3C - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. The lender credit decreased from $4998 to $4207.50 due to the change in loan amount The lender credit decreased from $4207.50 to $1402.50 due to escrows being waived - Seller-08/14/2026	Resolved-Received COC's decrease in fees. Finding Resolved. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.91 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 774		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10739020
XXXX	XXXX	305216249	C	A	C	A	C	A	A	A	Closed	finding-3635	2026-08-11 10:34	2026-08-17 08:49	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD XXXX correcting location of title fees. Finding Resolved. - Due Diligence Vendor-08/17/2026
Ready for Review-Document Uploaded. See attached - fees were in the wrong block  - Seller-08/14/2026
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,153.00) exceed the comparable charges ($483.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees (Lender's Title Insurance Policy, Notary Fee, Tie-In Fee, Title - Digital Archive Fee, Title Courier Fee) increased by $2,670.00 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2,670.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. See attached - fees were in the wrong block - Seller-08/14/2026	Resolved-Received PCCD XXXX correcting location of title fees. Finding Resolved. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.91 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 774		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10739023
XXXX	XXXX	305227033	B	B	B	B	A	A	A	A	Closed	FCRE0210	2026-08-13 09:52	2026-08-13 11:01	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/13/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-08/13/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/13/2026	Months Reserves exceed minimum required - 6 months required, borrower has 47.87 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 791 Required is 700 Borrower has 791			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	10787369
XXXX	XXXX	305216190	C	A	A	A	C	A	A	A	Closed	finding-3617	2026-08-11 13:35	2026-08-18 13:17	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-08/18/2026
Ready for Review-Document Uploaded. See attached - Seller-08/17/2026
																						Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. ---- Final CD shows disbursement date of XXXX, but Notary/Closing date is XXXX. Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-08/11/2026	Ready for Review-Document Uploaded. See attached - Seller-08/17/2026	Resolved-Received PCCD XXXX. Finding Resolved. - Due Diligence Vendor-08/18/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 773 Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 35.81		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10744851
XXXX	XXXX	305216267	D	A	D	A	A	A	A	A	Closed	FCRE2244	2026-08-15 17:55	2026-08-21 10:13	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-After further review- The appraisal states there is sagging in the roof and they state they are not an expert in roofing, they provided 2 inspections of the roof which state the roof is intact and the discoloration is cosmetic only, and the termite cert support the termites have been treated. - Due Diligence Vendor-08/21/2026
Counter-Received documents already present in file, Appraisal report indicates appearance of sagging The exterior roof observation letter, as it reflects is a Courtesy observation did not address the sagging or infestation damage along with water exposure in sheathings or rafter. The termite tenting would not address damage/repairs.  The exterior roof observation did not address any evidence of moisture from the inside of the attic either.   - Due Diligence Vendor-08/19/2026
Ready for Review-Document Uploaded. We kindly disagree, please note that the file contained the following:  1) a Letter from XXXX confirming the roof was properly installed, serving its purpose and had no signs moisture intrusion or leaks; 2) An additional Roof Inspection Letter from XXXX water stains were Cosmetic Only and had no affect in Structural Integrity, and 3) A Tenting Certificate confirming Termite Treatment was completed with a 5 year warranty.  Lastly, we point out that the Appraisal was completed "As Is" and there were no major issues pointed out in regards to the condition of the property.  Based on the documentation in the file, it is our position that the UW completed their Due Diligence and proceeded accordingly.  We ask that this condition please be waived. - Seller-08/18/2026
Open-Property Issues are identified for the property Per Appraisal units 1 and 2 roofs appears worn with some sagging with an estimated 2yrs of remaining economic life. Termite inspection report in-file indicated visible evidence of termite infestation along with water exposure in sheathings and rafter. An Exterior Roof Observation letter was provided stating; At the time of inspection, the roof covering was in place and serving its function, and no active leaks or active moisture intrusion were observed at the roof surface. No moisture was actively detected in the accessible attic space at the time of inspection. The full inspection report of XXXX documents additional roof and attic findings and remains the controlling document; nothing in
this letter modifies or supersedes it. Full report not provided. - Due Diligence Vendor-08/15/2026	Ready for Review-Document Uploaded. We kindly disagree, please note that the file contained the following: 1) a Letter from XXXX confirming the roof was properly installed, serving its purpose and had no signs moisture intrusion or leaks; 2) An additional Roof Inspection Letter from XXXX water stains were Cosmetic Only and had no affect in Structural Integrity, and 3) A Tenting Certificate confirming Termite Treatment was completed with a 5 year warranty. Lastly, we point out that the Appraisal was completed "As Is" and there were no major issues pointed out in regards to the condition of the property. Based on the documentation in the file, it is our position that the UW completed their Due Diligence and proceeded accordingly. We ask that this condition please be waived. - Seller-08/18/2026
																								Resolved-After further review- The appraisal states there is sagging in the roof and they state they are not an expert in roofing, they provided 2 inspections of the roof which state the roof is intact and the discoloration is cosmetic only, and the termite cert support the termites have been treated. - Due Diligence Vendor-08/21/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 60		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10835728
XXXX	XXXX	305216267	D	A	D	A	A	A	A	A	Closed	FCRE1345	2026-08-15 18:09	2026-08-19 15:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Resolved-Received xpl Transfer of lease reflected on Closing Disclosure. Verified Page 3 Lection L10 Adjustments $1750 Transfer of security deposit. - Due Diligence Vendor-08/19/2026
Ready for Review-As noted, the Final CD XXXX reflects the transfer of the tenant's security deposit of $1750 indicating the lease with the existing tenant was transferred to the borrower. - Seller-08/17/2026
																						Open-Borrower 1 Lease Agreements Missing Missing copy of unit 2 updated/transfer lease. A letter from the property management company notifying current tenant of a vacating notice for XXXX, subject transaction date XXXX. Final CD XXXX reflect a transfer security deposit of $1750, same deposit amount on expired lease in file. - Due Diligence Vendor-08/15/2026	Ready for Review-As noted, the Final CD XXXX reflects the transfer of the tenant's security deposit of $1750 indicating the lease with the existing tenant was transferred to the borrower. - Seller-08/17/2026	Resolved-Received xpl Transfer of lease reflected on Closing Disclosure. Verified Page 3 Lection L10 Adjustments $1750 Transfer of security deposit. - Due Diligence Vendor-08/19/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 777 Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 60			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10835748
XXXX	XXXX	305216227	D	A	D	A	A	A	A	A	Closed	FCRE7347	2026-08-15 07:14	2026-08-18 17:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Received copy of appraisal report inclusive of 1007 which reflects property is occupied by tenant. Rent $1100 and MR $1350 . Per GL 3.3 A copy of the lease is not required if the appraiser lists the rent on Form 1007/1025; otherwise, a copy must be provided - Due Diligence Vendor-08/18/2026

Ready for Review-Document Uploaded.  - Seller-08/17/2026

Ready for Review-Document Uploaded. I kindly disagree as per DSCR Guidelines 3.1 the subject property is listed on 1007, no lease agreement is required. Please kindly clear this finding.  - Seller-08/17/2026

																						Open-Missing copy of lease agreement. - Due Diligence Vendor-08/15/2026	Ready for Review-Document Uploaded. - Seller-08/17/2026 Ready for Review-Document Uploaded. I kindly disagree as per DSCR Guidelines 3.1 the subject property is listed on 1007, no lease agreement is required. Please kindly clear this finding. - Seller-08/17/2026	Resolved-Received copy of appraisal report inclusive of 1007 which reflects property is occupied by tenant. Rent $1100 and MR $1350 . Per GL 3.3 A copy of the lease is not required if the appraiser lists the rent on Form 1007/1025; otherwise, a copy must be provided - Due Diligence Vendor-08/18/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 725 Required is 700 Borrower has 725 Months Reserves exceed minimum required - 101.76 months reserves; 3 months reserves required.		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10833047
XXXX	XXXX	305216135	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305241180	D	B	D	B	A	A	A	A	Closed	FCRE1325	2026-08-14 18:48	2026-08-19 13:25	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Waived-Originator provided a waiver for using a 20% expense factor without 3rd party verification, applied to non material finding with comp factors - Due Diligence Vendor-08/19/2026

Ready for Review-Document Uploaded. Please see attached exception approval.  - Buyer-08/19/2026

Counter-Received snip from table.  Missing CPA/3rd party prepare business expense statement meeting guideline 1.7.6.2.2 - Due Diligence Vendor-08/18/2026

Ready for Review-Document Uploaded. Please see attached.  - Buyer-08/17/2026

																						Open-Borrower 1 CPA Letter Missing Missing the required letter from the CPA/accountant, IRS Enrolled Agent, and or tax preparer verifying using a 20% expense factor, in qualifying the Borrower’s income, which is lower than the standard 50% expense factor. Additional conditions may apply. - Due Diligence Vendor-08/14/2026		Waived-Originator provided a waiver for using a 20% expense factor without 3rd party verification, applied to non material finding with comp factors - Due Diligence Vendor-08/19/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.62 Required is 50 Borrower has 38.62 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 52.84 Required is 80 Borrower has 52.84 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 763 Required is 700 Borrower has 763	DTI below program maximum by 5% or greater. FICO score above program min. by 20 points or higher LTV/CLTV below required by 5% or more Residual income $1,000 above the program min. required 0x30 for 24 months on all mortgages Current employment ≥ 48 months	XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	10829456
XXXX	XXXX	305227031	B	B	B	B	A	A	A	A	Closed	FCRE0210	2026-08-17 08:38	2026-08-17 13:15	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/17/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/17/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/17/2026	Months Reserves exceed minimum required - 6 months required, borrower has 50.96 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 791 Required is 700 Borrower has 791			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	10845477
XXXX	XXXX	305196358	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-08-17 11:15	2026-08-24 13:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received Premium and coverage amount. - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. EOI with per-property coverage amounts is attached.  Coverage is to full replacement cost (see page one) so it meets requirements despite being less than the loan amount.  Coverage is walls-in; this is not a condo policy; it provides full coverage.  Per-property premium was on the invoice previously provided.  Attached again here (XXXX per property).  - Seller-08/20/2026
																						Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Blanket policy covering several units in the development, Contains a breakdown fo cost per unit annual premium but it is unclear the actual amount of dwelling coverage placed on the subject property (policy list replacement cost but it's not defined if this coverage is building only and not walls in). Please provide Insurance document that reflects the actual dwelling coverage and if the coverage is walls in. - Due Diligence Vendor-08/17/2026	Ready for Review-Document Uploaded. EOI with per-property coverage amounts is attached. Coverage is to full replacement cost (see page one) so it meets requirements despite being less than the loan amount. Coverage is walls-in; this is not a condo policy; it provides full coverage. Per-property premium was on the invoice previously provided. Attached again here (XXXX per property). - Seller-08/20/2026	Resolved-Received Premium and coverage amount. - Due Diligence Vendor-08/24/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.384 Required is 0.75 Borrower has 1.384 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 762		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10849069
XXXX	XXXX	305196358	D	A	D	A	A	A	A	A	Closed	FCRE7011	2026-08-17 11:15	2026-08-24 13:30	Resolved	1 - Information	C	A	Credit	Insurance	Rent Loss Coverage is Insufficient or Missing	Resolved-Received evidence of rent loss coverage. - Due Diligence Vendor-08/24/2026 Ready for Review-Document Uploaded. EOI with per-property rent loss coverage amounts is attached. - Seller-08/20/2026 Open-Rent Loss Coverage is Insufficient or Missing. Policy coveras several units. Policy does reflect Rent Loss Insurance is contained with this policy, however the amount of the coverage is not listed. Provide updated insurance document that specifies the amount of Rent Loss Coverage contained in this policy. - Due Diligence Vendor-08/17/2026	Ready for Review-Document Uploaded. EOI with per-property rent loss coverage amounts is attached. - Seller-08/20/2026	Resolved-Received evidence of rent loss coverage. - Due Diligence Vendor-08/24/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.384 Required is 0.75 Borrower has 1.384 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 762		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10849070
XXXX	XXXX	305196358	D	A	D	A	A	A	A	A	Closed	FCRE1148	2026-08-17 10:10	2026-08-19 13:47	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received updated Title Coverage Amount of XXXX is sufficient based on the type of subject lien - Due Diligence Vendor-08/19/2026 Ready for Review-Document Uploaded. - Seller-08/17/2026 Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Please provide Title Supplemental or Title Policy that reflects Lender's Title Insurance Coverage equal to the loan amount of XXXX. - Due Diligence Vendor-08/17/2026	Ready for Review-Document Uploaded. - Seller-08/17/2026	Resolved-Received updated Title Coverage Amount of XXXX is sufficient based on the type of subject lien - Due Diligence Vendor-08/19/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.384 Required is 0.75 Borrower has 1.384 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 762		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10847055
XXXX	XXXX	305196358	D	A	D	A	A	A	A	A	Closed	FCRE0970	2026-08-17 12:22	2026-08-19 13:35	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Received Appraisal dated XXXX. Appraisal was in upload however there was another appraisal uploaded for XXXX with a value of XXXX - Due Diligence Vendor-08/19/2026 Ready for Review-Document Uploaded. Effective date of appraisal is XXXX (7 days from Note date). - Seller-08/17/2026 Open-Guidelines require the appraisal be dated within 90 days of the Note date (112 days between appraisal and Note date). - Due Diligence Vendor-08/17/2026	Ready for Review-Document Uploaded. Effective date of appraisal is XXXX (7 days from Note date). - Seller-08/17/2026	Resolved-Received Appraisal dated XXXX. Appraisal was in upload however there was another appraisal uploaded for XXXX with a value of XXXX - Due Diligence Vendor-08/19/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.384 Required is 0.75 Borrower has 1.384 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 762		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	10850365
XXXX	XXXX	305227037	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305227025	B	B	B	B	A	A	A	A	Closed	FCRE0210	2026-08-19 16:32	2026-08-20 09:44	Waived	2 - Non-Material	B	B	Credit	Eligibility	XXXX Prepayment Penalty Entity Loan - LLC/LP/LLP	Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/20/2026 Open-Per XXXX a prepayment penalty may only be applied to corporations, C-Corp, and S-Corp specifically. Under XXXX, a prepayment penalty is not permitted to be charged to an LLC. - Due Diligence Vendor-08/19/2026		Waived-Waiver applied to non-material finding. Loan closed in an Entity Name - Due Diligence Vendor-08/20/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 766 Required is 700 Borrower has 766 DSCR % greater than 1.20 - Required is 0 Borrower has 1.256 Required is 0 Borrower has 1.256 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.256 Required is 0 Borrower has 1.256			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	10907553
XXXX	XXXX	305227042	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305238218	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-08-18 16:35	2026-08-28 08:00	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Borrower received copy at closing. Finding Resolved. - Due Diligence Vendor-08/28/2026
Ready for Review-Document Uploaded. See attached signed Final CD issued XXXX. - Seller-08/27/2026
Counter-Final CD was signed on XXXX, how can a prior dated CD be a PCCD? Please provide signature for XXXX CD with closing costs of $27462.75. - Due Diligence Vendor-08/26/2026
Ready for Review-Document Uploaded. Please see disclosure tracking showing the PCCD was electronically sent on XXXX.  PCCD does not require a signature. - Seller-08/25/2026
																						Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD XXXX is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date isXXXX - Due Diligence Vendor-08/18/2026	Ready for Review-Document Uploaded. See attached signed Final CD issued XXXX. - Seller-08/27/2026 Ready for Review-Document Uploaded. Please see disclosure tracking showing the PCCD was electronically sent on XXXX. PCCD does not require a signature. - Seller-08/25/2026	Resolved-Borrower received copy at closing. Finding Resolved. - Due Diligence Vendor-08/28/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 725 Verified employment history exceeds guidelines - Borrower has been in business since 4.06.2023, Min S/E 2 years		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10877214
XXXX	XXXX	305238218	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-08-18 16:35	2026-08-28 08:00	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/25/2026

																						Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-08/18/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-08/25/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 725 Verified employment history exceeds guidelines - Borrower has been in business since 4.06.2023, Min S/E 2 years			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	10877218
XXXX	XXXX	305196370	C	A	C	A	A	A	A	A	Closed	FCRE0082	2026-08-20 09:14	2026-08-24 13:40	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Received the correct Operating Agreement as requested - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. Entity docs for XXXX attached.  Members are XXXX (50% each) - Seller-08/24/2026
Counter-Document provided only shows that the borrower/guarantors for XXXX. We need documentation form XXXX to prove borrowers/guarantors are in fact Members - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. I have uploaded the signed Resolution to borrow which satisfies this requirement - Seller-08/21/2026
																						Open-Vested Owner Signature Requirement Not met. Subject transaction is a refinance where the current entity LLC is being replaced with a new entity LLC. The loan file is missing corporate entity docs for the entity currently vested on title to confirm ownership retention for the members of the new entity LLC. - Due Diligence Vendor-08/20/2026	Ready for Review-Document Uploaded. Entity docs for XXXX attached. Members are XXXX (50% each) - Seller-08/24/2026 Ready for Review-Document Uploaded. I have uploaded the signed Resolution to borrow which satisfies this requirement - Seller-08/21/2026	Resolved-Received the correct Operating Agreement as requested - Due Diligence Vendor-08/24/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.241 Required is 0.75 Borrower has 1.241 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10921432
XXXX	XXXX	305196368	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-08-21 01:30	2026-08-24 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received Premium and coverage amount. - Due Diligence Vendor-08/24/2026 Ready for Review-Document Uploaded. Insurance documents attached confirming per-property coverage and premium amounts. - Seller-08/21/2026 Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided HOI is a commercial policy, missing evidence of premium for subject property. - Due Diligence Vendor-08/21/2026	Ready for Review-Document Uploaded. Insurance documents attached confirming per-property coverage and premium amounts. - Seller-08/21/2026	Resolved-Received Premium and coverage amount. - Due Diligence Vendor-08/24/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.241 Required is 0.75 Borrower has 1.241 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10942023
XXXX	XXXX	305196368	D	A	D	A	A	A	A	A	Closed	FCRE0082	2026-08-20 10:21	2026-08-24 13:41	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Received the correct Operating Agreement as requested - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. Entity docs for XXXX attached.  Members are XXXX (50% each) - Seller-08/24/2026
Counter-Document provided only shows that the borrower/guarantors for XXXX. We need documentation form XXXX to prove borrowers/guarantors are in fact Members - Due Diligence Vendor-08/24/2026
Ready for Review-Document Uploaded. I have uploaded the signed Resolution to borrow which satisfies this requirement - Seller-08/21/2026
																						Open-Vested Owner Signature Requirement Not met. Subject transaction is a refinance where the current entity LLC is being replaced with a new entity LLC. The loan file is missing corporate entity docs for the entity currently vested on title to confirm ownership retention for the members of the new entity LLC. - Due Diligence Vendor-08/20/2026	Ready for Review-Document Uploaded. Entity docs for XXXX attached. Members are XXXX (50% each) - Seller-08/24/2026 Ready for Review-Document Uploaded. I have uploaded the signed Resolution to borrow which satisfies this requirement - Seller-08/21/2026	Resolved-Received the correct Operating Agreement as requested - Due Diligence Vendor-08/24/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.241 Required is 0.75 Borrower has 1.241 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10923312
XXXX	XXXX	305196368	D	A	D	A	A	A	A	A	Closed	FCOM1351	2026-08-21 01:24	2026-08-21 15:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Guaranty Agreement Missing	Resolved-Upon further review, the Guaranty Agreement was in file. - Due Diligence Vendor-08/21/2026 Open-The Subject Loan is a Business Purpose Loan but the Guaranty Agreement Doc is 'Partial'. Missing Personal Guaranty for B2 (50% owner of borrowing/vested entity). Additional conditions may apply pending review. - Due Diligence Vendor-08/21/2026		Resolved-Upon further review, the Guaranty Agreement was in file. - Due Diligence Vendor-08/21/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.241 Required is 0.75 Borrower has 1.241 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 75 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 768			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10941968
XXXX	XXXX	305196351	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-08-20 11:52	2026-08-24 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/24/2026 Ready for Review-All searches required by the guidelines have been run. There is no guideline to run searches on parties other than the borrower and guarantor. I don't know what the references to HUD-LDP and GSA-EPLS are - those are not part of our underwriting guidelines. Please rescind. - Seller-08/21/2026 Open-All Interested Parties Not Checked with Exclusionary Lists Missing Loan Participant List (LPL) / HUD-LDP, GSA-EPLS - Due Diligence Vendor-08/20/2026	Ready for Review-All searches required by the guidelines have been run. There is no guideline to run searches on parties other than the borrower and guarantor. I don't know what the references to HUD-LDP and GSA-EPLS are - those are not part of our underwriting guidelines. Please rescind. - Seller-08/21/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/24/2026	On time mortgage history exceeds guideline requirement - 0x30x12 Months Reserves exceed minimum required - 22.87 months reserves; 6 months reserves required Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 795			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10925519
XXXX	XXXX	305238279	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-08-25 04:40	2026-08-31 10:40	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Received rebuttal. Per 9.4 Health or safety issues as noted by appraisal render property ineligible. Upon further review appraiser did not identify safety or health issues on the report. - Due Diligence Vendor-08/31/2026

Ready for Review-Upon review of the appraisal report, the appraiser did not identify any safety or hazard issues that required resolution prior to closing the subject transaction. The appraisal was completed on an “as-is” basis; therefore, the appraisal was deemed acceptable, and no additional information was requested from the appraiser. - Seller-08/27/2026

																						Open-Property Issues are identified for the property In the Rear Photo of the Yard, it appears that there is debris and what appears to be power lines that could be a health and safety issue. Upon receipt additional information maybe required. - Due Diligence Vendor-08/25/2026	Ready for Review-Upon review of the appraisal report, the appraiser did not identify any safety or hazard issues that required resolution prior to closing the subject transaction. The appraisal was completed on an “as-is” basis; therefore, the appraisal was deemed acceptable, and no additional information was requested from the appraiser. - Seller-08/27/2026	Resolved-Received rebuttal. Per 9.4 Health or safety issues as noted by appraisal render property ineligible. Upon further review appraiser did not identify safety or health issues on the report. - Due Diligence Vendor-08/31/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 770 Required is 680 Borrower has 770 Guideline: LTV is less than guideline maximum - Required is 75 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	10998529
XXXX	XXXX	305238266	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Purchase	NA
XXXX	XXXX	305238183	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305238119	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305238202	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	XXXX	305238083	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	XXXX	305238182	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-08-25 16:22	2026-08-31 07:49	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-08/31/2026
Ready for Review-Document Uploaded. The loan went from vested in an LLC to individual due to an updated title report. Transfer taxes were added for this reason  - Seller-08/28/2026
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,449.60.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $6,449.60 Transfer Taxes without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $6,449.60, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires XXXX (2) within 60 days of discovery expires XXXX remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: XXXX remains EV3C - Due Diligence Vendor-08/25/2026	Ready for Review-Document Uploaded. The loan went from vested in an LLC to individual due to an updated title report. Transfer taxes were added for this reason - Seller-08/28/2026	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-08/31/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 688 Months Reserves exceed minimum required - 0m reserves required, borrower reserves 5.47m.		XXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	11020632
XXXX	XXXX	305238067	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XX	Primary Residence	Purchase	NA
XXXX	XXXX	305238127	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other